File No. 33-36821
                                                                        811-6172
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [ ]

      Post-Effective Amendment No. 21                                   [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

      Amendment No. 21                                                  [X]

                        (Check appropriate box or boxes.)

                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
               (Exact Name of Registrant as Specified in Charter)

                          c/o The Dreyfus Corporation
                          200 Park Avenue, New York, New York 10166
                          (Address of Principal Executive Offices)(Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           immediately upon filing pursuant to paragraph (b)
      ----
       X   on June 1, 2002 pursuant to paragraph (b)
      ----
           60 days after filing pursuant to paragraph (a)(i)
      ----
           on   (date)   pursuant to paragraph (a)(i)
      ----
           75 days after filing pursuant to paragraph (a)(ii)
      ----
           on   (date)    pursuant to paragraph (a)(ii) of Rule 485
      ----
If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


Dreyfus

Cash Management Funds


Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2002


ADMINISTRATIVE SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          5.45    5.40    5.02    6.31     4.04
92      93      94       95      96       97      98      99      00       01


BEST QUARTER:                    Q3 '00                          +1.64%

WORST QUARTER:                   Q4 '01                          +0.58%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.44%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------


4.04%                                            5.24%                                      5.24%

The 7-day yield for Administrative shares on 12/31/01 was 1.94%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Cash Management


Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          5.52    5.44     5.06    6.33    4.16
92     93       94       95      96       97      98       99      00      01

BEST QUARTER:                    Q3 '00                          +1.65%

WORST QUARTER:                   Q4 '01                          +0.64%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.49%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                           Since
                                                                                                         inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------


4.16%                                           5.30%                                      5.31%



The 7-day yield for Administrative shares on 12/31/01 was 2.19%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Cash Management Plus



Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          5.42    5.30    4.85     6.10     4.05
92      93       94      95       96      97      98      99       00       01

BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q4 '01                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.48%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                           Since
                                                                                                         inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

4.05%                                           5.14%                                       5.15%

The 7-day yield for Administrative shares on 12/31/01 was 2.05%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Dreyfus Government Cash Management



Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.


While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                          4.90    6.10     3.84
92      93      94       95      96      97      98       99      00       01

BEST QUARTER:                    Q3 '00                          +1.59%

WORST QUARTER:                   Q4 '01                          +0.53%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.40%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                Since
                                                              inception
         1 Year                                              (11/21/98)
--------------------------------------------------------------------------------

         3.84%                                                 5.02%

The 7-day yield for Administrative shares on 12/31/01 was 1.67%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Government Prime Cash Management



Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                         5.30    5.17     4.73    5.96     3.86
92      93      94       95      96      97      98       99      00       01

BEST QUARTER:                    Q3 '00                          +1.57%

WORST QUARTER:                   Q4 '01                          +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.43%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01



                                                                                                         Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

3.86%                                           5.00%                                      5.01%



The 7-day yield for Administrative shares on 12/31/01 was 1.83%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Treasury Cash Management


Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


92      93      94       95      96       97      98      99      00       01

BEST QUARTER:                    Q3 '00                          +1.50%

WORST QUARTER:                   Q4 '01                          +0.60%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.42%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01


                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

3.90%                                           4.89%                                      4.90%


The 7-day yield for Administrative shares on 12/31/01 was 1.88%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Treasury Prime Cash Management



Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          3.38    3.18    2.97    3.86     2.55
92      93      94       95      96       97      98      99      00       01

BEST QUARTER:                    Q3 '00                          +1.00%

WORST QUARTER:                   Q4 '01                          +0.42%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.29%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

2.55%                                           3.19%                                      3.19%

The 7-day yield for Administrative shares on 12/31/01 was 1.54%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.





EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Tax Exempt Cash Management

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          3.48    3.31    3.04    3.92     2.64
92      93      94       95      96       97      98      99      00       01

BEST QUARTER:                    Q4 '00                          +1.02%

WORST QUARTER:                   Q4 '01                          +0.43%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                          Since
                                                                                                        inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

2.64%                                           3.28%                                      3.28%

The 7-day yield for Administrative shares on 12/31/01 was 1.61%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.

--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Municipal Cash Management Plus




Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                          3.35    3.13    2.89    3.79     2.46
92      93      94       95      96       97      98      99      00       01

BEST QUARTER:                    Q3 '00                          +0.98%

WORST QUARTER:                   Q4 '01                          +0.40%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.28%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                                                           Since
                                                                                                         inception
               1 Year                                         5 Years                                   (11/21/96)
------------------------------------------------------------------------------------------------------------------------------------

2.46%                                           3.12%                                      3.13%


The 7-day yield for Administrative shares on 12/31/01 was 1.43%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus New York Municipal Cash Management




MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                          2002       2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .062      .050       .052       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.036)     (.062)    (.050)     (.052)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.67       6.35      5.08       5.34       5.48
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       3.54       6.14      5.02       5.22       5.37
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        506        126       173        195          2



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                     2002      2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .037       .062      .050       .053       .054

 Distributions:          Dividends from investment
                         income -- net                                         (.037)     (.062)    (.050)     (.053)     (.054)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.81       6.39      5.12       5.39       5.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       3.44       6.23      4.99       5.26       5.40
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        932         39        30         31         26

Financial Highlights


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                               2002      2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .060      .048       .051       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.036)     (.060)    (.048)     (.051)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.71       6.17      4.89       5.24       5.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       3.45       5.98      4.78       5.12       5.31
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        623         70        19         52        236



                                                                                                 YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                            2002        2001         2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                 1.00         1.00        1.00         1.00

 Investment operations:  Investment income -- net                                     .034         .060        .048         .047

 Distributions:          Dividends from investment
                         income -- net                                              (.034)       (.060)      (.048)       (.047)

 Net asset value, end of period                                                       1.00         1.00        1.00         1.00

 Total return (%)                                                                     3.46         6.16        4.95       5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                           .30          .30         .30       .30(2)

 Ratio of net investment income
 to average net assets (%)                                                            3.29         5.89        4.88      5.10(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                              86            6           1            2

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                 2002       2001      2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .035       .059      .047       .050       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.035)     (.059)    (.047)     (.050)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.52       6.02      4.78       5.10       5.32
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       3.32       5.83      4.66       4.99       5.20
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        127         22        23         17       --(1)

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                           2002       2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .035       .057      .045       .049       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.035)     (.057)    (.045)     (.049)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.57       5.84      4.62       4.97       5.19
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       3.30       5.64      4.51       4.86      5.10(
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         62         10        19         56          7

Financial Highlights

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2002        2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .024       .038      .030       .031       .033

 Distributions:          Dividends from investment
                         income -- net                                         (.024)     (.038)    (.030)     (.031)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.40       3.85      3.00       3.15       3.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       2.30       3.75      2.95       2.95       3.35
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          7      --(1)         2          1          1

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                          2002        2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .025       .038      .030       .032       .034

 Distributions:          Dividends from investment
                         income -- net                                         (.025)     (.038)    (.030)     (.032)     (.034)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.48       3.91      3.08       3.27       3.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       2.42       3.84      3.02       3.54       3.53
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         71      --(1)     --(1)      --(1)      --(1)

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                      2002        2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .023       .037      .029       .030       .033

 Distributions:          Dividends from investment
                         income -- net                                         (.023)     (.037)    (.029)     (.030)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.30       3.77      2.93       3.09       3.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30        .30

 Ratio of net investment income
 to average net assets (%)                                                       2.14       3.70      2.88       3.02       3.30
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          3      --(1)     --(1)      --(1)       --(1)

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights


Account Information

ACCOUNT POLICIES


EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.


Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

ADMINISTRATIVE SHARES              $10,000,000*               NONE


*The minimum initial investment in Administrative shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund, and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


Account Information


ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.



APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:


The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts


Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large transaction.





DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.


Account Information


SERVICES FOR FUND INVESTORS

Exchange privilege


AN INVESTOR MAY PURCHASE, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus Auto-Exchange privilege


DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund, or in Administrative Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.


Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information



INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number:

  [share class: #]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number:

  [share class: #]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

32




[This page intentionally left blank]


For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                              CMGT-P0602ADM

Dreyfus

Cash Management Funds


Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2002


INVESTOR SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          5.75    5.15    5.29    5.25    4.86    6.15    3.88
92      93        94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q4 '01                          +0.55%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.40%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

3.88%                              5.08%                           5.02%

The 7-day yield for Investor shares on 12/31/01 was 1.79%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Cash Management


Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          5.80    5.21    5.36    5.29    4.89    6.17    4.01
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.61%

WORST QUARTER:                   Q4 '01                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.45%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                  Since
                                                                 inception

1 Year                            5 Years                        (1/24/94)
--------------------------------------------------------------------------------

4.01%                              5.14%                           5.09%

The 7-day yield for Investor shares on 12/31/01 was 2.03%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't


This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold yourshares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Cash Management Plus


Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          5.74    5.14    5.26    5.15    4.69    5.94    3.89
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.56%

WORST QUARTER:                   Q4 '01                          +0.57%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.44%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

3.89%                              4.98%                           4.94%

The 7-day yield for Investor shares on 12/31/01 was 1.90%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Government Cash Management


Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.


While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                          4.74    5.94    3.68
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.55%

WORST QUARTER:                   Q4 '01                          +0.50%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.37%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                             Since
                                                            inception
               1 Year                                       (2/27/98)
--------------------------------------------------------------------------------

               3.68%                                          4.86%

The 7-day yield for Investor shares on 12/31/01 was 1.52%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Government Prime Cash Management


Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.



PAST PERFORMANCE

The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          5.58    5.03    5.15    5.02    4.58    5.80    3.70
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.53%

WORST QUARTER:                   Q4 '01                          +0.53%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.39%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

3.70%                              4.85%                           4.82%

The 7-day yield for Investor shares on 12/31/01 was 1.68%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Treasury Cash Management


Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          5.47    4.93    5.02    4.87    4.41    5.63    3.75
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.46%

WORST QUARTER:                   Q4 '01                          +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.38%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

3.75%                              4.73%                           4.72%

The 7-day yield for Investor shares on 12/31/01 was 1.73%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Treasury Prime Cash Management


Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                          3.46    3.05    3.23    3.04    2.83    3.70    2.40
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q4 '00                          +0.97%

WORST QUARTER:                   Q4 '01                          +0.39%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.26%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

2.40%                              3.04%                           3.02%

The 7-day yield for Investor shares on 12/31/01 was 1.40%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.



OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Tax Exempt Cash Management


Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                  2.51    3.59    3.18    3.33    3.16    2.89    3.76    2.49
92      93        94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +0.98%

WORST QUARTER:                   Q4 '01                          +0.40%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.28%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (9/30/93)
--------------------------------------------------------------------------------

2.49%                              3.13%                           3.09%

The 7-day yield for Investor shares on 12/31/01 was 1.46%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Municipal Cash Management Plus



Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        3.48    2.99    3.20   2.97   2.74     3.63    2.30
92     93      94       95      96      97     98      99      00      01

BEST QUARTER:                    Q3 '00                          +0.94%

WORST QUARTER:                   Q4 '01                          +0.37%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.24%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/18/94)
--------------------------------------------------------------------------------

2.30%                              2.97%                           2.97%

The 7-day yield for Investor shares on 12/31/01 was 1.28%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus New York Municipal Cash Management



MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .035       .060      .048       .051       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.035)     (.060)    (.048)     (.051)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.51       6.19      4.93       5.19       5.31
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.39       5.99      4.88       5.07       5.18
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,286        967       678        462        464




                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                    2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .061      .048       .051       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.036)     (.061)    (.048)     (.051)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.66       6.23      4.95       5.24       5.38
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.29       6.08      4.84       5.12       5.25
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,547        749       697        690        750

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .035       .059      .046       .050       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.035)     (.059)    (.046)     (.050)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.55       6.01      4.74       5.08       5.28
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.30       5.83      4.62       4.96       5.16
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,510        643       504        811        779



                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                 2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                           .033      .058       .047       .046

 Distributions:          Dividends from investment
                         income -- net                                                    (.033)    (.058)     (.047)     (.046)

 Net asset value, end of period                                                             1.00      1.00       1.00       1.00

 Total return (%)                                                                           3.31      6.00       4.78     5.06(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 .45       .45        .45      .45(2)

 Ratio of net investment income
 to average net assets (%)                                                                  3.14      5.74       4.73     4.95(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                   196        65         39         15

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .033       .057      .045       .048       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.033)     (.057)    (.045)     (.048)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.36       5.86      4.62       4.95       5.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.17       5.68      4.53       4.84       5.07
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,035        671       472        538        597



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .034       .055      .044       .047       .049

 Distributions:          Dividends from investment
                         income -- net                                         (.034)     (.055)    (.044)     (.047)     (.049)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.42       5.68      4.46       4.81       5.03
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.15       5.49      4.36       4.71       4.91
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,300        502       412        434        304

Financial Highlights


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .022       .036      .028       .030       .032

 Distributions:          Dividends from investment
                         income -- net                                         (.022)     (.036)    (.028)     (.030)     (.032)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.25       3.69      2.86       3.00       3.24
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       2.15       3.60      2.80       2.96       3.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        195        154       223        161        149



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .023       .037      .029       .031       .033

 Distributions:          Dividends from investment
                         income -- net                                         (.023)     (.037)    (.029)     (.031)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.34       3.75      2.93       3.12       3.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       2.27       3.69      2.86       3.07       3.26
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         63         45        49         50         47



                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                      2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .021       .036      .027       .029       .032

 Distributions:          Dividends from investment
                         income -- net                                         (.021)     (.036)    (.027)     (.029)     (.032)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.15       3.61      2.77       2.93       3.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       1.99       3.55      2.73       2.92       3.17
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         17         12        11          9         13

Financial Highlights





Account Information

ACCOUNT POLICIES


EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.


Buying shares



THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.



APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:


As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.

Minimum investments

                                  Initial                     Additional
--------------------------------------------------------------------------------

INVESTOR SHARES                   $10,000,000*               NONE


*    The minimum initial investment in Investor shares is $10,000,000, unless:
     (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or
     (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


Account Information

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:


The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.


Any certificates representing fund shares being sold must be returned with the redemption request.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions


*    change its minimum investment amounts

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.




DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.


Account Information


SERVICES FOR FUND INVESTORS

Exchange privilege


An investor may purchase, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus Auto-Exchange privilege


DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or in Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.


Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.



[This page intentionally left blank]


For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                              CMGT-P0602INV

Dreyfus

Cash Management Funds


Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS June 1, 2002


INSTITUTIONAL SHARES

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





(PAGE)

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds



(PAGE 1)

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry





(PAGE 2)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.80    3.16    4.08    6.01    5.42    5.56    5.51    5.12    6.42    4.14
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.67%

WORST QUARTER:                   Q4 '01                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.47%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.14%                              5.35%                           4.92%

The 7-day yield for Institutional shares on 12/31/01 was 2.04%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Cash Management



(PAGE 3)

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest




(PAGE 4)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.84    3.16    4.16    6.06    5.47    5.62    5.55    5.15    6.44    4.27
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.68%

WORST QUARTER:                   Q4 '01                          +0.67%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.51%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------

4.27%                              5.40%                           4.97%

The 7-day yield for Institutional shares on 12/31/01 was 2.28%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Cash Management Plus






(PAGE 5)

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




(PAGE 6)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.88    3.13    4.00    6.01    5.41    5.33    5.41    4.96    6.21    4.15
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.63%

WORST QUARTER:                   Q4 '01                          +0.64%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.50%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.15%                              5.25%                           4.86%

The 7-day yield for Institutional shares on 12/31/01 was 2.16%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Government Cash Management







(PAGE 7)

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.


While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.


MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.





(PAGE 8)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                        5.00    6.20    3.94
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.62%

WORST QUARTER:                   Q4 '01                          +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.43%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                               Since

                                                             inception

         1 Year                                              (2/27/98)
--------------------------------------------------------------------------------

         3.94%                                                 5.12%

The 7-day yield for Institutional shares on 12/31/01 was 1.78%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Government Prime Cash Management






(PAGE 9)

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.






(PAGE 10)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.71    3.03    3.94    5.84    5.29    5.41    5.28    4.84    6.06    3.96
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q4 '01                          +0.59%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.45%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

3.96%                              5.11%                           4.73%

The 7-day yield for Institutional shares on 12/31/01 was 1.93%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Treasury Cash Management







(PAGE 11)

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.




(PAGE 12)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.78    3.04    3.96    5.73    5.20    5.28    5.14    4.67    5.89    4.01
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.53%

WORST QUARTER:                   Q4 '01                          +0.62%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.44%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.01%                              5.00%                           4.66%

The 7-day yield for Institutional shares on 12/31/01 was 1.98%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Treasury Prime Cash Management




(PAGE 13)

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default




(PAGE 14)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

2.89    2.30    2.73    3.72    3.31    3.49    3.29    3.09    3.96    2.66
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q4 '00                          +1.03%

WORST QUARTER:                   Q4 '01                          +0.45%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.66%                              3.30%                           3.14%

The 7-day yield for Institutional shares on 12/31/01 was 1.65%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


Dreyfus Tax Exempt Cash Management






(PAGE 15)

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default



(PAGE 16)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

3.16    2.44    2.76    3.85    3.44    3.58    3.41    3.15    4.02    2.74
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q4 '00                          +1.04%

WORST QUARTER:                   Q4 '01                          +0.46%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.74%                              3.38%                           3.25%

The 7-day yield for Institutional shares on 12/31/01 was 1.71%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus Municipal Cash Management Plus








(PAGE 17)

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



(PAGE 18)

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

2.73    2.10    2.62    3.74    3.24    3.45    3.23    3.00    3.89    2.56
92      93      94      95      96      97      98      99      00      01



BEST QUARTER:                    Q3 '00                          +1.01%

WORST QUARTER:                   Q4 '01                          +0.43%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.31%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

2.56%                              3.23%                           3.05%

The 7-day yield for Institutional shares on 12/31/01 was 1.53%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



Dreyfus New York Municipal Cash Management





(PAGE 19)

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




(PAGE 20)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available to investors upon request.




                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .037       .063      .051       .053       .054

 Distributions:          Dividends from investment
                         income -- net                                         (.037)     (.063)    (.051)     (.053)     (.054)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.77       6.46      5.19       5.45       5.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.64       6.24      5.12       5.32       5.45
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                     13,260      9,125     9,015      6,273      4,103





                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                    2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .038       .063      .051       .054       .055

 Distributions:          Dividends from investment
                         income -- net                                         (.038)     (.063)    (.051)     (.054)     (.055)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.91       6.49      5.22       5.50       5.64
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.54       6.33      5.08       5.36       5.50
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                     27,179     10,352     6,524      7,448      5,793






Financial Highlights



(PAGE 21)

FINANCIAL HIGHLIGHTS (CONTINUED)




                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .037       .061      .049       .052       .054

 Distributions:          Dividends from investment
                         income -- net                                         (.037)     (.061)    (.049)     (.052)     (.054)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.81       6.28      5.00       5.35       5.55
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.55       6.08      4.88       5.22       5.41
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      7,049      4,064     3,573      4,019      4,137







                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                 2002       2001      2000      1999(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                           .035      .061       .049       .048

 Distributions:          Dividends from investment
                         income -- net                                                    (.035)    (.061)     (.049)     (.048)

 Net asset value, end of period                                                             1.00      1.00       1.00       1.00

 Total return (%)                                                                           3.56      6.27       5.04    5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 .20       .20        .20     .20(2)

 Ratio of net investment income
 to average net assets (%)                                                                  3.39      5.99       4.98    5.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                   360       288        397        194

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.



(PAGE 22)



                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .060      .048       .051       .053

 Distributions:          Dividends from investment
                         income -- net                                           .036     (.060)    (.048)     (.051)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.62       6.12      4.88       5.21       5.42
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20         20

 Ratio of net investment income
 to average net assets (%)                                                       3.42       5.93      4.76       5.09       5.30
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      2,787      2,138     1,879      2,865      2,921











                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .058      .046       .050       .052

 Distributions:          Dividends from investment
                         income -- net                                         (.036)     (.058)    (.046)     (.050)     (.052)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.68       5.94      4.72       5.07       5.30
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.40       5.74      4.61       4.96       5.17
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      3,331      1,936     2,227      2,784      2,907





Financial Highlights

(PAGE 23)


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                               YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .025       .039      .031       .032       .034

 Distributions:          Dividends from investment
                         income -- net                                         (.025)     (.039)    (.031)     (.032)     (.034)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.50       3.95      3.11       3.26       3.50
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       2.40       3.85      3.05       3.20       3.44
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,880      1,538     1,059      1,286      1,319





                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .026       .039      .031       .033       .035

 Distributions:          Dividends from investment
                         income -- net                                         (.026)     (.039)    (.031)     (.033)     (.035)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.59       4.01      3.18       3.37       3.59
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       2.52       3.94      3.12       3.31       3.53
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        125        133       129        208        134






(PAGE 24)




                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                      2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .024       .038      .030       .031       .034

 Distributions:          Dividends from investment
                         income -- net                                         (.024)     (.038)    (.030)     (.031)     (.034)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.41       3.87      3.03       3.19       3.46
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       2.24       3.80      2.98       3.12       3.40
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        588        330       265        268        196







Financial Highlights

(PAGE 25)


Account Information

ACCOUNT POLICIES


EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.


Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



(PAGE 26)


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE


* The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or
     (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


Account Information


(PAGE 27)

ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.



APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:


The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


(PAGE 28)

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts





Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.




DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income and interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own the higher your distribution.


Account Information



(PAGE 29)

SERVICES FOR FUND INVESTORS

Exchange privilege


AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus Auto-Exchange privilege


DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, in Institutional shares of any other Dreyfus Cash Management fund or of Dreyfus Institutional Yield Advantage Fund or in Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.


Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.




(PAGE 30)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information





(PAGE 31)

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number:

  [share class: #]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number:

  [share class: #]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.






(PAGE 32)

[This page intentionally left blank]

(PAGE)


For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE
Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC
(for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC's Public
Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation                             CMGT-P0602IST

Dreyfus
Cash Management Funds



Each fund seeks current income, safety of principal and liquidity by investing in high quality, short-term securities



PROSPECTUS June 1, 2002
PARTICIPANT SHARES





DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME
CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL
CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME
CASH MANAGEMENT



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





[PAGE]



The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              30

Instructions for Account Transactions                                    31

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.



Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

                                                                   The Funds   1




Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry


2




PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




                                        5.14    5.09    4.70    5.99    3.73
92      93      94      95      96      97      98      99      00      01

BEST QUARTER:                    Q3 '00                          +1.56%

WORST QUARTER:                   Q4 '01                          +0.51%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.37%.


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/01

                                                                  Since
                                                                 inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

3.73%                              4.93%                           5.23%

The 7-day yield for Participant shares on 12/31/01 was 1.64%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                                      Dreyfus Cash Management  3







Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*    repurchase agreements, including tri-party repurchase agreements

*    asset-backed securities

*    domestic  and  dollar-denominated   foreign  commercial  paper,  and  other
     short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


4




PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                       5.21    5.12    4.74    6.01    3.85
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.58%

WORST QUARTER:                   Q4 '01                          +0.57%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.41%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

3.85%                              4.99%                           4.99%

The 7-day yield for Participant shares on 12/31/01 was 1.88%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                                 Dreyfus Cash Management Plus  5





Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



6



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                        5.11     4.99    4.54    5.79    3.74
92      93      94      95      96      97       98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.52%

WORST QUARTER:                   Q4 '01                          +0.53%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.41%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

3.74%                              4.83%                           4.89%

The 7-day yield for Participant shares on 12/31/01 was 1.76%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                           Dreyfus Government Cash Management  7






Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.


While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.





MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, certain risk factors, described below, could reduce the fund's income level and/or share price.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.


Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



8



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                                        4.59    5.78    3.53
92      93      94      95      96      97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.51%

WORST QUARTER:                   Q4 '01                          +0.46%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.33%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         3.53%                                                  4.70%

The 7-day yield for Participant shares on 12/31/01 was 1.36%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                     Dreyfus Government Prime Cash Management  9





Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.




10


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)



                                       4.98    4.86    4.42    5.64    3.55
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.50%

WORST QUARTER:                   Q4 '01                          +0.49%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.36%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

3.55%                              4.69%                          4.69%

The 7-day yield for Participant shares on 12/31/01 was 1.53%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.


                                            Dreyfus Treasury Cash Management  11






Dreyfus Treasury Prime Cash Management



GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the fund is subject to the risk that interest rates could rise sharply, causing the value of the fund's investments and its share price to drop.




12

PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       4.86    4.71    4.26    5.47    3.60
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +1.43%

WORST QUARTER:                   Q4 '01                          +0.52%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

3.60%                              4.58%                           4.58%

The 7-day yield for Participant shares on 12/31/01 was 1.58%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                      Dreyfus Treasury Prime Cash Management  13





Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default



14



PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       3.08    2.88    2.68    3.55    2.24
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q4 '00                          +0.93%

WORST QUARTER:                   Q4 '01                          +0.35%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.22%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

2.24%                              2.89%                           2.89%

The 7-day yield for Participant shares on 12/31/01 was 1.25%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.




Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                        Dreyfus Tax Exempt Cash Management    15






Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.




MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default




16

PAST PERFORMANCE




The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       3.17    3.01    2.74    3.61    2.34
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +0.94%

WORST QUARTER:                   Q4 '01                          +0.36%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.24%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                   Since
                                                                 inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

2.34%                              2.97%                          2.98%

The 7-day yield for Participant shares on 12/31/01 was 1.31%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                      Dreyfus Municipal Cash Management Plus  17



Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.



MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:


* interest rates could rise sharply, causing the value of the fund's investments and its share price to drop


* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



18


PAST PERFORMANCE


The bar chart and table below illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                       3.04    2.82    2.58    3.48    2.19
92      93      94      95      96     97      98      99      00      01


BEST QUARTER:                    Q3 '00                          +0.91%

WORST QUARTER:                   Q1  '99                         +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/02 WAS 0.21%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/01

                                                                  Since
                                                                inception
1 Year                            5 Years                       (11/21/96)
--------------------------------------------------------------------------------

2.19%                              2.82%                           2.83%

The 7-day yield for Participant shares on 12/31/01 was 0.85%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.




What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



                                  Dreyfus New York Municipal Cash Management  19





MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $610 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




20

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.



                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS CASH MANAGEMENT                                                         2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .033       .059      .047       .049       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.033)     (.059)    (.047)     (.049)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.36       6.04      4.77       5.03       5.16
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       3.24       5.84      4.72       4.92       5.21
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        201        202       216         65         99






                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS CASH MANAGEMENT PLUS                                                    2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .034       .059      .047       .050       .051

 Distributions:          Dividends from investment
                         income -- net                                         (.034)     (.059)    (.047)     (.050)     (.051)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.50       6.07      4.80       5.07       5.22
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       3.14       5.93      4.70       4.96       5.10
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        491        430       186         67         15



                                                        Financial Highlights  21





FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             YEAR ENDED JANUARY 31,
 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .033       .057      .045       .048       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.033)     (.057)    (.045)     (.048)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.40       5.85      4.58       4.93       5.13
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       3.07       5.68      4.48       4.81       5.01
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        523         49        43        270         31






                                                                                                   YEAR ENDED JANUARY 31,
 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                   2002       2001      2000      1999(1
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                           .031      .057       .045       .045

 Distributions:          Dividends from investment
                         income -- net                                                    (.031)    (.057)     (.045)     (.045)

 Net asset value, end of period                                                             1.00      1.00       1.00       1.00

 Total return (%)                                                                           3.15      5.84       4.63     4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 .60       .60        .60      .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                  2.96      5.59       4.58     4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                   399       320        196        163


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


22



                                                                                            YEAR ENDED JANUARY 31,
 DREYFUS TREASURY CASH MANAGEMENT                                                2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .032       .056      .044       .047       .049

 Distributions:          Dividends from investment
                         income -- net                                         (.032)     (.056)    (.044)     (.047)     (.049)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.21       5.70      4.46       4.79       5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       3.02       5.53      4.36       4.68       4.90
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        121        119        33        126        102






                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS TREASURY PRIME CASH MANAGEMENT                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .032       .054      .042       .046       .048

 Distributions:          Dividends from investment
                         income -- net                                         (.032)     (.054)    (.042)     (.046)     (.048)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.26       5.52      4.31       4.65       4.88
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       3.00       5.34      4.23       4.56       4.79
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        522        609       138        132        110



                                                      Financial Highlights    23




FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .021       .035      .027       .028       .030

 Distributions:          Dividends from investment
                         income -- net                                         (.021)     (.035)    (.027)     (.028)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.10       3.54      2.70       2.85       3.09
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       2.00       3.45      2.65       2.81       3.08
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        151        168       131         73         72






                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                          2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .022       .035      .027       .029       .031

 Distributions:          Dividends from investment
                         income -- net                                         (.022)     (.035)    (.027)     (.029)     (.031)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.18       3.60      2.77       2.97       3.18
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       2.06       3.54      2.72       2.91       3.17
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         16         14      --(1)        15          7


(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



24



                                                                                              YEAR ENDED JANUARY 31,
 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                      2002       2001       2000      1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .020       .034      .026       .027       .030

 Distributions:          Dividends from investment
                         income -- net                                         (.020)     (.034)    (.026)     (.027)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                2.04       3.46      2.62       2.78       3.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60        .60

 Ratio of net investment income
 to average net assets (%)                                                       1.84       3.40      2.58       2.72       3.01
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       --(1)         1      --(1)         1          1

(1)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



                                                     Financial Highlights     25



Account Information

ACCOUNT POLICIES


EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor
(i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.


Buying shares


THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open for regular business. Each fund may also process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



26



APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 2:
00 p.m., will be effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.



Minimum investments

                                   Initial                    Additional
-------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE


*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Cash Advantage Plus Fund and Dreyfus Institutional Yield Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.


Account Information



27


ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.



APPLICABLE TO DREYFUS MUNICIPAL CASH MANAGEMENT PLUS ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.


APPLICABLE TO ALL FUNDS:


The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.


28



General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts



Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Institutional Services Division before effecting any large redemption.




DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or takes them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.



Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders, net of expenses. These are calculated on a per-share basis: each share earns the same rate of return so the more fund shares you own, the higher your distribution.


                                                        Account Information   29




SERVICES FOR FUND INVESTORS

Exchange privilege


AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund. Be sure to read the current prospectus for the relevant Dreyfus Institutional fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.


Dreyfus Auto-Exchange privilege


DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund, or in Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or in shares of Dreyfus Institutional Yield Advantage Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.



Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.




30


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

Before wiring funds, call a Dreyfus
Institutional Services Division representative with information about your transaction.

WIRE  Transmit your investment to
The Bank of New York, with these instructions:
   * ABA# 021000018
   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime
     Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime
     Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal
     Cash Management DDA# 8900208805

   * the share class
   * your Social Security or tax ID number
   * account registration
   * dealer number, if applicable
   * account number

Call us to obtain an account number.
Return your application with the account number on the application.




TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:
* ABA# 021000018
* fund name and DDA#

* Dreyfus Cash Management
  DDA# 8900052015

* Dreyfus Cash Management Plus
  DDA# 8900052252

* Dreyfus Government Cash Management
  DDA# 8900052023

* Dreyfus Government Prime Cash Management
  DDA# 8900337273

* Dreyfus Treasury Cash Management
  DDA# 8900052112

* Dreyfus Treasury Prime Cash Management
  DDA# 8900052317

* Dreyfus Tax Exempt Cash Management
  DDA# 8900051965

* Dreyfus Municipal Cash Management
  Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management
  DDA# 8900208805

* the share class
* account number
* account registration
* dealer number, if applicable



TO SELL SHARES

Before redeeming shares, call a Dreyfus
Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.




To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

                                                      Account Information     31





INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

          Via Computer Facilities

Access Lion Remote System, input new
account data and retrieve account number for your records.




TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:
* account number
* fund number:
  [share class: #]
* amount to buy

Print a report of transactions for
your records.





TO SELL SHARES

Access Lion Remote System, confirm
bank account information or select from
multiple wire instructions.
Enter:
* account number
* fund number:
  [share class:#]
* amount to sell

Print a report of transactions for
your records.




THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.





32

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[PAGE]



                         For More Information




Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395




More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




To obtain information:

BY TELEPHONE
Call your Dreyfus Institutional Services Division representative or
1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL  Write to:
Dreyfus Institutional Services Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:
http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2002 Dreyfus Service Corporation
CMGT-P0602PAR

------------------------------------------------------------------------------

                           DREYFUS CASH MANAGEMENT
                      DREYFUS CASH MANAGEMENT PLUS, INC.
                      DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                  DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                       DREYFUS TREASURY CASH MANAGEMENT
                    DREYFUS TREASURY PRIME CASH MANAGEMENT
                                   COMBINED
                     STATEMENT OF ADDITIONAL INFORMATION


                                 JUNE 1, 2002


    (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                             PARTICIPANT SHARES)
------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of each Fund listed above (each, a "Fund"), each dated June 1, 2002, as each may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:


           Outside New York State -- Call Toll Free 1-800-346-3621
                   In New York State -- Call 1-718-895-1650

      Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.

      Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


      EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO, EACH WITH OPERATIONS AND RESULTS WHICH ARE UNRELATED TO THOSE OF EACH OTHER FUND. DREYFUS GOVERNMENT CASH MANAGEMENT AND DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ARE SEPARATE SERIES OF DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS (THE "COMPANY"). THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS WITH THE OPPORTUNITY TO CONSIDER NINE INVESTMENT CHOICES IN ONE DOCUMENT.

                              TABLE OF CONTENTS

                                                                         PAGE


Description of the Funds..................................................B-3
Management of the Funds...................................................B-27
Management Arrangements...................................................B-32
How to Buy Shares.........................................................B-35
Service Plans (Administrative Shares, Investor Shares and Participant
      Shares only)........................................................B-38
Shareholder Services Plans (Institutional Shares only)....................B-41
How to Redeem Shares......................................................B-41
Determination of Net Asset Value..........................................B-43
Shareholder Services......................................................B-44
Dividends, Distributions and Taxes........................................B-45
Portfolio Transactions....................................................B-45
Yield Information.........................................................B-46
Information About the Funds...............................................B-51
Counsel and Independent Auditors..........................................B-52
Appendix A................................................................B-53
Appendix B................................................................B-55
Appendix C................................................................B-59
Appendix D................................................................B-79

                           DESCRIPTION OF THE FUNDS



      Dreyfus Cash Management, Dreyfus Government Cash Management Funds, and Dreyfus Tax Exempt Cash Management were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each
of these Funds reorganized as a Massachusetts business trust.      Dreyfus
Cash Management Plus is a Maryland corporation formed on August 12, 1987. Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash
Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.

      Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Dreyfus New York Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES



      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.



      U.S. TREASURY SECURITIES. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      U.S. GOVERNMENT SECURITIES. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management). Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

      BANK OBLIGATIONS.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

      Each of these Funds may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.



      COMMERCIAL PAPER.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations issued by domestic and, in the case of Dreyfus Cash Management Plus, foreign entities. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


      FLOATING AND VARIABLE RATE OBLIGATIONS. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      ASSET-BACKED SECURITIES. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      REPURCHASE AGREEMENTS. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with tri- party repurchase agreement transactions will have custody of, and will segregate securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (Dreyfus Cash Management Plus only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

      MUNICIPAL OBLIGATIONS. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds")) As a fundamental policy, each Tax Exempt Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the debt securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and, with respect to Dreyfus New York Municipal Cash Management, New York State and New York City personal income taxes (collectively, "Municipal Obligations"). To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by Dreyfus New York Municipal Cash Management, the Fund will invest temporarily in other Municipal Obligations. Municipal Obligations are debt obligations Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest.



      For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.



      Municipal Obligations include certain private activity bonds (a type of revenue bond), the income from which is subject to the alternative minimum tax (AMT). Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management may invest without limitation, and Dreyfus Tax Exempt Cash Management may invest up to 20% of its assets, in such Municipal Obligations if the Manager determines that their purchase is consistent with the Fund's investment objective.



      CERTAIN TAX EXEMPT OBLIGATIONS. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.


      DERIVATIVE PRODUCTS. (Tax Exempt Funds) Each Tax Exempt Fund may purchase various derivative products whose value is tied to underlying Municipal Obligations. A Tax Exempt Fund will purchase only those derivative products that are consistent with its investment objective and policies and comply with the quality, maturity and diversification standards of Rule 2a-7 under the 1940 Act. The principal types of derivative products are described below.

(1) TAX EXEMPT PARTICIPATION INTERESTS. Tax exempt participation interests (such as industrial development bonds and municipal lease/purchase agreements) give the Fund an undivided interest in a Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. Participation interests may have fixed, floating or variable rates of interest, and are frequently backed by an irrevocable letter of credit or guarantee of a bank.

(2)   TENDER OPTION BONDS.   Tender option bonds grant the holder an option
to tender an underlying Municipal Obligation at par plus accrued interest at specified intervals to a financial institution that acts as a liquidity provider. The holder of a tender option bond effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

(1) (3)...CUSTODIAL RECEIPTS. In a typical custodial receipt arrangement, an issuer of a Municipal Obligation deposits it with a custodian in exchange for two classes of custodial receipts. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted and ownership changes. The other class's interest rate also is adjusted, but inversely to changes in the interest rate of the first class.

      (4) STRUCTURED NOTES. Structured notes typically are purchased in privately negotiated transactions from financial institutions. When the Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of money market instruments.


      STAND-BY COMMITMENTS. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

      RATINGS OF MUNICIPAL OBLIGATIONS. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


      The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended January 31, 2002, computed on a monthly basis, was as follows:


                                                                                       Percentage of Value
                                                                    -----------------------------------------------------------

                        Moody's                 Standard &
                        Investors               Poor's Ratings                            Dreyfus            Dreyfus New
Fitch Ratings            Service, Inc.          Services            Dreyfus Municipal     Tax Exempt         York Municipal
("Fitch")   or          ("Moody's")   or        ("S&P")             Cash Management Plus  Cash Management    Cash Management
---------               ---------               -------             --------------------  ----------------   ----------------

F-1+/F-1                VMIG 1/MIG 1,           SP-1+/SP-1,            80.8%                 86.6%             84.1%
                        P-1                     A-1+/1-A
AAA/AA                  Aaa/Aa                  AAA/AA                 11.5%                  8.4%              7.9%
Not Rated               Not Rated               Not Rated               7.7%*                 5.0%*             8.0%*
                                                                    ------------------     ----------------- ---------
                                                                      100.0%                 100.0%            100.0%



--------
 * Included in the Not Rated category are securities for Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management, respectively, are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.



      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.


      To the extent the ratings given by Moody's, S&P or Fitch change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Funds' Combined Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.


      TAXABLE INVESTMENTS. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; TDs; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When Dreyfus New York Municipal Cash Management has adopted a temporary defensive position, including when acceptable New York Municipal Obligations are unavailable for investment by Dreyfus New York Municipal Cash Management, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from New York State and New York City income tax. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.



      ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

INVESTMENT TECHNIQUES


      The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus. A Tax Exempt Fund's use of certain of the investment techniques described below may give rise to taxable income.


      BORROWING MONEY. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


      REVERSE REPURCHASE AGREEMENTS. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse purchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed and return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

      LENDING PORTFOLIO SECURITIES. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government Cash Management) of the value of the Fund's total assets. The Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Government Prime Cash Management, repurchase agreements.



      FORWARD COMMITMENTS. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management and each Tax Exempt
Fund) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.


      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      BANK SECURITIES.  (Dreyfus Cash Management and Dreyfus Cash Management
Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.



      FOREIGN SECURITIES. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each of these Funds may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and, in the case of Dreyfus Cash Management Plus, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, these Funds may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

      INVESTING IN MUNICIPAL OBLIGATIONS. (Tax Exempt Funds) Each Tax Exempt Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Tax Exempt Funds may be subject to greater risk as compared to municipal money market funds that do not follow this practice.



      Certain municipal lease/purchase obligations in which each Tax Exempt Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption.
One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.



      INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS. (Dreyfus New York Municipal Cash Management) Since Dreyfus New York Municipal Cash Management is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of municipal money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review "Appendix A" which provides a brief summary of special investment considerations and risks factors relating to investing in New York Municipal Obligations.



      SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

INVESTMENT RESTRICTIONS

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

      DREYFUS CASH MANAGEMENT. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4.   Write or purchase put or call options or combinations thereof.

      5.   Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.


      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.


      9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10.   Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      DREYFUS CASH MANAGEMENT PLUS.   Dreyfus Cash Management Plus has
adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management Plus may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

      2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus.
While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4.   Write or purchase put or call options or combinations thereof.

      5.   Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.


      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund's Directors.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank.


      9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10.   Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *



      DREYFUS GOVERNMENT CASH MANAGEMENT. Under normal circumstances, Dreyfus Government Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Cash Management may not:



      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4.   Write or purchase put or call options or combinations thereof.

      5.   Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9.   Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *



      DREYFUS GOVERNMENT PRIME CASH MANAGEMENT. Under normal circumstances, Dreyfus Government Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Government Prime Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Prime Cash Management may not:



      1. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

      2.   Purchase securities on margin.

      3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.


      5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the SEC and the Fund's Board.


      6. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

      7. Purchase common stocks, preferred stocks, warrants or other equity securities.

      8. Write or purchase put or call options or combinations thereof, except that the Fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10.  Enter into repurchase agreements.

      11. Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *



      DREYFUS TREASURY CASH MANAGEMENT. Under normal circumstances, Dreyfus Treasury Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by these securities. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Cash Management may not:



      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4.   Write or purchase put or call options or combinations thereof.

      5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      6. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      7. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

      8.    Invest in companies for the purpose of exercising control.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *



      DREYFUS TREASURY PRIME CASH MANAGEMENT. Under normal circumstances, Dreyfus Treasury Prime Cash Management invests solely in securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Treasury Prime Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:



      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4.   Write or purchase put or call options or combinations thereof.

      5.   Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

      9.   Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *

      DREYFUS MUNICIPAL CASH MANAGEMENT PLUS. Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.   Sell securities short or purchase securities on margin.

      5. .Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. .Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

      9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.


      For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

      DREYFUS TAX EXEMPT CASH MANAGEMENT. Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.   Sell securities short or purchase securities on margin.

      4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      6. .Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.


      7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.


      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9.....Purchase more than 10% of the voting securities of any issuer
(this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


      Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.


      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *


      DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT. Dreyfus New York Municipal Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:


      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. .Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.   Sell securities short or purchase securities on margin.

      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the SEC and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the SEC and has become effective.


      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                   * * * *

      ALL FUNDS. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.

                           MANAGEMENT OF THE FUNDS


      Each Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian


      Board members of each Fund, together with information as to their positions with the Funds, principal occupations and other board memberships and affiliations, are shown below.

BOARD MEMBERS OF THE FUNDS1


Name  (Age)
Position With Fund  Principal Occupation During      Other Board Memberships and
(Since)             Past 5 Years                     Affiliations
-----------------   ---------------------------      ---------------------------

Joseph S.           Corporate Director and Trustee   The Muscular Dystrophy Association,
DiMartino (58)                                         DIRECTOR
Chairman of the                                      Carlyle Industries, Inc., a button
Board                                                  packager and distributor, DIRECTOR
(1995)                                                 Century Business Services, Inc., a
                                                       provider of outsourcing functions for
                                                       small and medium sized companies, DIRECTOR
                                                     The Newark Group, provider of a
                                                       national market of paper recovery
                                                       facilities, paperboard mills and
                                                       paperboard converting plants, DIRECTOR
                                                     QuikCAT.com, Inc., a developer of
                                                     high speed movement, routing, storage and
                                                       encryption of data,  DIRECTOR

David W. Burke (65) Corporate Director and Trustee   John F. Kennedy Library Foundation,
(1994)                                                 DIRECTOR;
                                                     U.S.S. Constitution Museum, DIRECTOR
Isabel Dunst (55)   Partner, Hogan & Hartson         Union of American Hebrew Congregations,
(1991)                                                 a religious organization, TRUSTEE

Lyle Gramley (75)   Consulting economist, Mortgage   IndyMac Bank, Inc., DIRECTOR
(1986)              Bankers     Association of       NUWave Technologies, Inc., a technology
                    America                            company, DIRECTOR

Warren B. Rudman    Partner, Paul, Weiss, Rifkind,   Boston Scientific, provider of medical
(71)                Wharton & Garrison                 devices,  DIRECTOR
(1993)
                                                     Collins & Aikman Corporation, provider
                                                       of utomotive floor and acoustic
                                                       systems, DIRECTOR
                                                     Chubb Corporation, an insurance company,
                                                       DIRECTOR
                                                     Raytheon Company, an aerospace and
                                                       engineering company, DIRECTOR
                                                     Allied Waste Industries, Inc., a waste
                                                       management corporation, DIRECTOR
                                                     Kennedy School of Government, MEMBER
                                                       OF SENIOR ADVISORY BOARD

      Board members are elected to serve for an indefinite term. Each Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters, the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board, and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. Each Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. Each Fund's audit committee met twice during the fiscal year ended January 31, 2002. The nominating, compensation, and pricing committees did not meet during the fiscal year ended January 31, 2002.

      Board members of each Fund are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 2002 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2001, are set forth below.



                                                            Total Compensation
                                       Aggregate            from the Funds and
Name of Board                          Compensation         Fund Complex Paid to
Member and Fund                        from the Fund (+)(*) Board Member (**)
------------------                     -------------------  -----------------

Joseph S. DiMartino                                         $810,313 (190)

   Dreyfus Cash Management                   $7,500
   Dreyfus Cash Management Plus, Inc.        $7,500
   Dreyfus Government Cash                   $7,500


   Management Funds***
   Dreyfus Treasury Cash Management          $7,500
   Dreyfus Treasury Prime Cash               $7,500
   Management
   Dreyfus Municipal Cash Management         $7,500
   Plus
   Dreyfus Tax Exempt Cash Management        $7,500
   Dreyfus New York Municipal Cash           $5,000
   Management


David W. Burke                                              $259,000  (63)


   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***
   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management


Isabel P. Dunst                                             $ 46,000 (9)

   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***

   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management

Lyle E. Gramley                                             $ 46,000 (9)


   Dreyfus Cash Management                   $5,500
   Dreyfus Cash Management Plus, Inc.        $5,500
   Dreyfus Government Cash                   $5,500
   Management Funds***
   Dreyfus Treasury Cash Management          $5,500
   Dreyfus Treasury Prime Cash               $5,500
   Management
   Dreyfus Municipal Cash Management         $5,500
   Plus
   Dreyfus Tax Exempt Cash Management        $5,500
   Dreyfus New York Municipal Cash           $3,500
   Management


Warren B. Rudman                                            $ 87,000 (21)

   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***
   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management


---------------------------
(+) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."


(*) Amount does not include reimbursed expenses for attending Board meetings, which amounted to $2953.84 in the aggregate for all Board Members as a group, all of which was paid by the Manager. See "Management Arrangements."

(**) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.


(***) Includes Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management.


      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2001.

                                                     Aggregate Holding of
Name of Board                                        Funds in the
Member              Ownership in Any of the Funds    Dreyfus Family of Funds
--------------      -----------------------------    -----------------------

Joseph S.           None.                            Over $100,000
DiMartino

David W. Burke      None.                            Over $100,000


Isabel Dunst        None.                            None.

Lyle Gramley        None.                            Between $10,001-$50,000

Warren B. Rudman    None.                            Over $100,000

      As of May 1, 2002, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.




OFFICERS OF THE FUNDS


STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.  Chairman of the Board, Chief
      Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 183 portfolios) managed by the Manager. Mr. Canter also is a Director and Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old, and has been an employee of the Manager since May 1995.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000. Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, a division of the Distributor ("Dreyfus Institutional Services"), and an officer of 10 investment companies (comprised of 13 Portfolios) managed by the Manager. He is 46 years old, and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.  Executive Vice President,
      Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 43 portfolios) managed by the Manager. He is 38 years old, and has been an employee of the Manager since February 1991.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate
      General Counsel of the Manager, and an officer of 93 investment companies (comprised of 183 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.  Associate General
      Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.  Director - Mutual Fund
      Accounting of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON,  ASSISTANT TREASURER SINCE MARCH 2000.  Senior Treasury
      Manager of the Manager, and an officer of 35 investment companies (comprised of 76 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.  Mutual Funds
      Tax Director of the Manager, and an officer of 94 investment companies (comprised of 196 portfolios) managed by the Manager. He is 47 years old, and has been an employee of the Manager since June 1993.

      The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

      Board members and officers, as a group, owned less than 1% of each Fund's shares outstanding on May 1, 2002.

      Set forth in "Appendix D" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Administrative Shares, Investor Shares or Participant Shares outstanding on May 1, 2002. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                           MANAGEMENT ARRANGEMENTS


      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by
(i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

      In approving the Management Agreement with respect to each Fund, the Board considered a number of factors, including the nature and quality of services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager, the investment management expertise of the Manager in respect of the Fund's investment strategies; the personnel, resources and experience of the Manager; the Fund's performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement; the relationship between fees paid to the Manager under the Agreement and the Fund's Service Plan; and ancillary benefits the Manager may receive form its relationship with the Fund.

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Diane P. Durnin, Executive Vice President; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn, Richard W. Sabo, directors.

      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable Funds are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The portfolio managers of the Tax Exempt Funds are Joseph P. Darcy, Paul A. Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, Michael Petty, Scott Sprauer, James Welch and Monica S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.


      The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years ended January 31, 2000, 2001, and 2002:


                                        .                  Fiscal Year Ended January 31,
                                                      2002            2001             2000
                                                  -----------    -----------        ----------

Dreyfus Cash Management                           $26,487,797    $17,082,403        $13,634,987

Dreyfus Cash Management Plus                      $40,315,760    $18,445,948        $16,646,172

Dreyfus Government Cash                           $15,242,838    $ 8,484,492       $ 9,403,752
    Management

Dreyfus Government Prime Cash Management          $ 1,744,875    $ 1,152,453       $ 1,029,266

Dreyfus Municipal Cash Management Plus            $   474,180    $   431,889       $   451,014

Dreyfus New York Municipal Cash                   $   892,741    $   667,912       $   540,023
    Management

Dreyfus Tax Exempt Cash                           $ 4,145,013    $ 3,237,820       $ 2,975,622
    Management

Dreyfus Treasury Cash Management                  $ 6,814,973    $ 5,650,706       $ 6,702,209

Dreyfus Treasury Prime Cash Management            $ 7,970,889    $ 5,339,629       $ 6,066,060





     All expenses incurred in the operation of a Fund are borne by the Fund, except to the extent specifically assumed by the Manager as described below. The expenses borne by each Fund include, without limitation, the following: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors or employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meeting, and extraordinary expenses. Each fund bears certain expenses with respect to its Administrative Shares, Investor Shares and Participant Shares in accordance with separate written plans and also bears certain costs associated with implementing and operating such plans. See "Service Plans."

      As to each Fund, the Manager has agreed that the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans." The Manager may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2003.



      In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York, 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.



      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9263, Boston, Massachusetts 02205-8501, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      The Bank of New York (the "Custodian"), 15 Broad Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.



                              HOW TO BUY SHARES

      Each Fund offers four classes of shares--Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. The classes are identical, except as to the services offered to each class and the
expenses borne by each class which may affect performance.        See
"Service Plans."


        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

      The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Institutional Yield Advantage, Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.


      Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.



      Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Institutional Services at one of the telephone numbers listed on the cover.



      Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."



      TAXABLE FUNDS--Each of these Funds' net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

      As to each Taxable Fund, except Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus Institutional Services prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.


      As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders placed with Dreyfus Institutional Services in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.


      Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

      TAX EXEMPT FUNDS-- The net asset value per share of Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management is determined twice daily: (i) as of 12:00 Noon, Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business. The net asset value per share of Dreyfus Municipal Cash Management Plus is determined twice daily: (i) as of 2:00 p.m., Eastern time, and (ii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange is open for regular business.

      As to Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 12:00 Noon, Eastern time, will be effective at the price determined at 12:00 Noon, Eastern time, on that day. As to Dreyfus Municipal Cash Management Plus, investors whose orders in proper form are placed with, and payments for which are received in or converted into Federal Funds by, the Custodian by 2:00 p.m., Eastern time, will be effective at the price determined at 2:00 p.m., Eastern time, on that day. Shares of the respective Fund so purchased will receive the dividend declared on that day.

      Orders effected through a compatible computer facility after 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.



      USING FEDERAL FUNDS. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

                                SERVICE PLANS
                 (ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                           PARTICIPANT SHARES ONLY)


      Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board of each Fund has adopted a separate plan (the "Service Plan") with respect to the Fund's Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of
shares.   These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service
Agents in respect to these services.   Generally, the Service Agent will
provide holders of Administrative, Investor or Participant Shares a consolidated statement. The Service Agent generally also will provide the holders of Investor or Participant Shares checkwriting privileges and, in the case of Participant Shares, automated teller machine access, and bill paying
services.   The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such Fund and the holders of its Administrative Shares, Investor Shares and Participant Shares.



      A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.


      Set forth below are the total amounts paid by each Fund pursuant to its Service Plan during the fiscal year ended January 31, 2002 to the Distributor, for distributing, advertising and marketing and for Servicing such classes of shares.



                            Total Amount
Name of Fund              Paid Pursuant to
And Share Class            Service Plan
---------------           ----------------


DREYFUS CASH
   MANAGEMENT
Administrative Shares     $   334,890
Investor Shares           $ 3,234,954
Participant Shares        $ 1,011,043

DREYFUS CASH
   MANAGEMENT PLUS
Administrative Shares     $   366,155
Investor Shares           $ 2,673,329
Participant Shares        $ 1,702,728


DREYFUS GOVERNMENT
  CASH MANAGEMENT
Administrative Shares     $   469,280
Investor Shares           $ 2,673,329
Participant Shares        $ 1,288,484


DREYFUS GOVERNMENT
  PRIME CASH
  MANAGEMENT
Administrative Shares     $    36,474
Investor Shares           $   218,654
Participant Shares        $ 1,702,304


DREYFUS MUNICIPAL
  CASH MANAGEMENT
  PLUS
Administrative Shares     $      9,575
Investor Shares           $    142,421
Participant Shares        $     60,111


DREYFUS NEW YORK
  MUNICIPAL CASH
  MANAGEMENT
Administrative Shares     $      6,096
Investor Shares           $     55,990
Participant Shares        $      2,798


DREYFUS TAX EXEMPT
  CASH MANAGEMENT
Administrative Shares     $     8,962
Investor Shares           $   441,307
Participant Shares        $   620,073


DREYFUS TREASURY
  CASH MANAGEMENT
Administrative Shares     $    41,198
Investor Shares           $ 2,013,353
Participant Shares        $   484,740


DREYFUS TREASURY
  PRIME CASH
  MANAGEMENT
Administrative Shares     $    42,028
Investor Shares           $ 2,087,475
Participant Shares        $ 2,503,503




                          SHAREHOLDER SERVICES PLANS
                         (INSTITUTIONAL SHARES ONLY)

      Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

      A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

      The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management
Arrangements."

                             HOW TO REDEEM SHARES


      GENERAL. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC.


      TAXABLE FUNDS--If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

      TAX EXEMPT FUNDS--If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized entity by 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, by 2:00 p.m., Eastern time), the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 12:00 Noon, Eastern time (or, as to Dreyfus Municipal Cash Management Plus, after 2:00 p.m., Eastern time), but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon (or, as to Dreyfus Municipal Cash Management Plus, 2:00 p.m., Eastern time) and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.



      REDEMPTION BY TELEPHONE. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve


     REDEMPTION COMMITMENT. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.


    DETERMINATION OF NET ASSET VALUE

     AMORTIZED COST PRICING. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

     The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     NEW YORK STOCK EXCHANGE AND TRANSFER AGENT CLOSINGS. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

                              SHAREHOLDER SERVICES



     FUND EXCHANGES. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, or shares of Dreyfus Institutional Yield Advantage Fund (which offers Institutional Shares and Investor Shares only). To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.


     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.



     DREYFUS AUTO-EXCHANGE PRIVILEGE. YIELD EFFECTIVE YIELD Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund or shares of Dreyfus Institutional Yield Advantage Fund (which offers Institutional Shares and Investor Shares only), if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.


     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

   DIVIDENDS, DISTRIBUTIONS AND TAXES


     Management believes that each Fund has qualified as a "regulated investment company" under the Code for the fiscal year ended January 31, 2002. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.


     Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.


         PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

     Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.


     Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising each Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.


           YIELD INFORMATION



     For the seven-day period ended January 31, 2002, the yield and effective yield for Institutional Shares, Administrative Shares, Investor Shares, and Participant Shares of each Fund were as follows:



Name of Fund and Class             Yield                   Effective Yield
----------------------             -------                 ---------------


Dreyfus Cash Management

Institutional Shares                1.93%                  1.95%
Administrative Shares               1.83%                  1.85%
Investor Shares                     1.68%                  1.69%
Participant Shares                  1.53%                  1.54%

Dreyfus Cash Management Plus

Institutional Shares                2.11%                  2.13%
Administrative Shares               2.02%                  2.04%
Investor Shares                     1.85%                  1.87%
Participant Shares                  1.49%                  1.50%

Dreyfus Government Cash Management

Institutional Shares                2.12%                  2.14%
Administrative Shares               2.02%                  2.04%
Investor Shares                     1.87%                  1.89%
Participant Shares                  1.72%                  1.73%

Dreyfus Government Prime Cash
Management

Institutional Shares                1.74%                  1.75%
Administrative Shares               1.65%                  1.66%
Investor Shares                     1.49%                  1.50%
Participant Shares                  1.33%                  1.34%

Dreyfus Treasury Cash Management

Institutional Shares                1.89%                  1.91%
Administrative Shares               1.80%                  1.82%
Investor Shares                     1.65%                  1.66%
Participant Shares                  1.49%                  1.50%

Dreyfus Treasury Prime Cash
Management

Institutional Shares                1.82%                  1.84%
Administrative Shares               1.71%                  1.72%
Investor Shares                     1.57%                  1.58%
Participant Shares                  1.42%                  1.43%

Dreyfus Municipal Cash Management
Plus

Institutional Shares                1.43%                  1.44%
Administrative Shares               1.34%                  1.35%
Investor Shares                     1.19%                  1.20%
Participant Shares                  1.04%                  1.05%

Dreyfus Tax Exempt Cash Management

Institutional Shares                1.31%                  1.32%
Administrative Shares               1.21%                  1.22%
Investor Shares                     1.06%                  1.07%
Participant Shares                  0.91%                  0.91%

Dreyfus New York Municipal Cash
Management

Institutional Shares                1.25%                  1.26%
Administrative Shares               1.15%                  1.16%
Investor Shares                     1.00%                  1.00%
Participant Shares                  0.85%                  0.85%



      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Shares, Investor Shares and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares and the performance of Participant Shares should be expected to be lower than that of Investor Shares.


      As to the Tax Exempt Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2002 Federal income tax rate of 38.60%, the tax equivalent yield for the 7-day period ended January 31, 2002 for Institutional Shares, Administrative Shares, Investor Shares and Participant Shares of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management was as follows:




Name of Fund and Class                            Tax Equivalent Yield
----------------------                            --------------------

Dreyfus Municipal Cash Management Plus


Institutional Shares                                      2.33%
Administrative Shares                                     2.18%
Investor Shares                                           1.94%
Participant Shares                                        1.69%

Dreyfus Tax Exempt Cash Management

Institutional Shares                                      2.13%
Administrative Shares                                     1.97%
Investor Shares                                           1.73%
Participant Shares                                        1.48%

      Based upon a combined 2002 Federal, New York State, and New York City personal income tax rate of 45.05%, the tax equivalent yield for the seven-day period ended January 31, 2002 for Dreyfus New York Municipal Cash Management was as follows:



  Dreyfus New York Municipal Cash
  Management


  Institutional Shares                                    2.27%
  Administrative Shares                                   2.09%
  Investor Shares                                         1.82%
  Participant Shares                                      1.55%

      The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management represent the application of the highest Federal marginal personal income tax rate currently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus represent the application of the highest Federal, New York State and New York City marginal personal income tax rates presently in effect. For Federal income tax purposes, a 38.60% rate has been used, and for New York State and New York City personal income tax purposes, the rates of 6.85% and 3.65%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.


      From time to time, each Tax Exempt Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.

      Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.


      From time to time, comparative performance information may be used in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), iMoneyNet, Inc.'s Money Fund Report(TM), iMoneyNet, Inc.'s RATED Money Fund Report(TM), Morningstar, Inc. and other industry publications.

      From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Fund also may discuss the availability and benefits of offering the Funds as investment vehicles for commercial sweep accounts, and may discuss statistics, data, and industry trends in this regard. From time to time, Fund materials may promote the full range of capabilities of Dreyfus Institutional Services, including offering investment options for commercial sweep programs, strategic partnerships, and wholesaler, operations and administration, marketing, and value added services.



      In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into over a one trillion dollar industry.



      Each Fund is a member of the Dreyfus Family of Cash Management Funds, which are designed to meet the needs of an array of institutional investors. As of May 1, 2002 the total net assets of all of the funds comprising the Dreyfus Family of Cash Management Funds amounted to approximately $74 billion.



                         INFORMATION ABOUT THE FUNDS

      Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Funds' Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

      Each Fund sends annual and semi-annual financial statements to all its shareholders.

                       COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.



      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of each Fund.




[PAGE]


                                  APPENDIX A

                           (DREYFUS CASH MANAGEMENT
                                     AND

                     DREYFUS CASH MANAGEMENT PLUS, INC.)



      Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").



COMMERCIAL PAPER RATINGS AND SHORT-TERM RATINGS

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

BOND RATINGS AND LONG-TERM RATINGS

      Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.


[PAGE]


                                  APPENDIX B

                              (TAX EXEMPT FUNDS)


      Description of certain S&P, Moody's and Fitch ratings:

S&P

MUNICIPAL BOND RATINGS

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include:
(1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                     AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                      AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

MUNICIPAL NOTE RATINGS

                                     SP-1

      The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

COMMERCIAL PAPER RATINGS

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

MUNICIPAL BOND RATINGS

                                     Aaa

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

MUNICIPAL NOTE RATINGS

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                 MIG 1/VMIG 1

      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                 MIG 2/VMIG 2

      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

COMMERCIAL PAPER RATINGS

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

MUNICIPAL BOND RATINGS

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                     AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

SHORT-TERM RATINGS

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                     F-1+

      EXCEPTIONALLY STRONG CREDIT QUALITY.  Issues assigned this rating are
      -----------------------------------
regarded as having the strongest degree of assurance for timely payment.

                                     F-1

      VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                     F-2

      GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.


[PAGE]


                                  APPENDIX C
                 (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT)

                 INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS



      The following information constitutes only a brief summary, does not purport to be a complete description, and is based primarily on information drawn from the Annual Information Statement of the State of New York (the "State") and any updates available as of the date of this Statement of Additional Information. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

RECENT EVENTS AND SPECIAL CONSIDERATIONS

      The ramifications of the World Trade Center ("WTC") terrorist attack in New York raise many complex issues related to State finances. The State expects substantial Federal aid to be available to pay for most of the costs of disaster assistance and reconstruction. On September 15, 2001, the United States Congress enacted an emergency supplemental appropriation of $40 billion for disaster assistance and counter-terrorism measures, with not less than $20 billion allocated to disaster relief and recovery initiatives in New York, Virginia, and Pennsylvania. To expedite the flow of Federal aid and other assistance, the State Legislature enacted $5.5 billion in appropriations on September 13, 2001. It also authorized $2.5 billion in additional bonding authority to fund New York City costs related to or arising from the terrorist attack.

      At the request of the Governor, the President has waived any matching requirement for the State and New York City (which is typically 25% of eligible costs), so that the Federal government will provide 100% reimbursement for the cost of rescue, recovery, debris removal and public infrastructure repair and reconstruction. To date, Congress has appropriated $10.4 billion for these purposes. This Federal "pass-through" disaster aid is projected by the Division of the Budget ("DOB") to total $1.53 billion in the current State fiscal year and $3.74 billion in fiscal year 2002-03 as recovery and rebuilding efforts reach full capacity. The majority of the Federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office to New York City and surrounding localities affected by the disaster. This "flow-through" spending is not counted in the All Governmental Funds estimates and is expected to have a positive economic impact on the State and New York City.

      On an All Governmental Funds basis, the State Financial Plan includes spending for WTC costs of $214 million in the 2001-02 fiscal year and $329 million in the 2002-03 fiscal year. Unlike the pass-through aid, these disbursements finance State government activities. Most of this spending is supported by Federal funds ($180 million in the 2001-02 fiscal year and $292 million in the 2002-03 fiscal year). Over the next two years, Federal money is expected to finance, among other things, payments to the victims of the attack ($203 million), State Police and the Division of Military and Naval Affairs staffing costs directly related to the disaster ($98 million), expanded counseling and trauma services ($59 million), and infrastructure repairs ($40 million).

      Spending from State funds for WTC costs is projected to total $71 million over the next two years, with $57 million of this amount expected to be financed by the General Fund and $14 million from State special revenue funds. The General Fund is primarily providing support for tourism and marketing activities to attract visitors to New York City and bridge loans to small businesses. State special revenue funds will primarily support expanded case processing costs for insurance and workers' compensation.

      The WTC terrorist attack may have materially adverse consequences for the State, but at this time it is not possible to provide a definitive assessment. A preliminary assessment suggests that the loss of tax and other receipts will be in the range of $1 billion to $3 billion in the 2001-02 fiscal year and in the range of $2 billion to $6 billion in the 2002-03 fiscal year. It is expected that a number of economic sectors that generate State tax revenues will be disrupted temporarily, including finance, insurance, real estate and tourism. In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states. The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues.

      Aside from the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State's 2001-02 Financial Plan (defined below). These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The 2001-2002 Financial Plan also is necessarily based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The recent terrorist attacks in New York City magnify the uncertainties inherent in the State's forecasts and substantially increase the likelihood that current projections will differ materially and adversely from projections.

      In every year, many uncertainties exist in the forecast of the national and State economies. Given the recent terrorist attacks, the nation's war-time preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time. The securities industry is more important to the State economy than to the national economy as a whole, potentially amplifying the impact of a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.


ECONOMIC AND DEMOGRAPHIC TRENDS

      U.S. ECONOMY. The nation's longest economic expansion ended in March third quarter of 2001, following 0.3% growth during the second quarter. DOB expects the recession to stretch into calendar year 2002, with a slow but sustained recovery beginning in the middle of the year.

      The events of September 11, 2001 have exacerbated the national economic slowdown. Since the attack, the airline industry has lost substantial revenues, non-auto retail sales have plunged and remained weak, and tourist activity remains significantly below the pre-September 11, 2001 levels. However, Federal Reserve rate cuts and government spending increases associated with the September 11, 2001 attacks, combined with the already enacted tax cuts, are expected to provide a monetary and fiscal stimulus to the economy in 2002. DOB estimates that the U.S. economy, as measured by real U.S. GDP, will grow 1.0% for 2001, followed by a projected growth of 0.4% for 2002.

      Private sector profits have declined significantly during 2001, resulting in several rounds of employee layoffs. DOB projects that total employment will decline 0.6% in 2002, following an increase of 0.3% in 2001. The unemployment rate is expected to rise from 4.8% for 2001 to 6.6% for 2002. U.S. personal income is projected to grow 2.8% in 2002, following an estimated growth of 5.0% 2001.

      There are significant risks to the current forecast. If either monetary or fiscal policy is less effective than expected, the recession could be both longer and deeper than predicted. Weaker corporate profits may result in more employee layoffs and less capital investment than anticipated. Similarly, if the stock market fails to perform as expected in calendar 2002, the resulting additional loss of household wealth, coupled with employee layoffs, could further reduce wage, personal income, and consumption growth. World economic growth could be substantially worse than expected.

      However, if monetary and fiscal policies are more effective than projected, or if the stock market rebounds earlier than expected, economic growth could rise above the 0.4% forecast for 2002. Finally, the current outlook is predicated upon the assumption that no additional major disruption will occur within the forecasting period. However, with the nation at war abroad and on high alert domestically, the risk of an adverse shock to the U.S. economy is extremely high.

      NEW YORK ECONOMY. DOB estimates that tens of thousands of jobs have been lost or displaced from New York, at least temporarily, due to the WTC terrorist attacks. The sector hardest hit by the disaster was the finance industry, which is estimated to have lost more than 30,000 jobs, many of which have been either laid off or relocated out-of-state. Other industries estimated to have experienced severe losses are business and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation. In contrast, as part of the reconstruction process, the construction sector is expected to experience a net gain in employment. On an annual average basis, State employment is expected to have grown a modest 0.1% for 2001 and to decline 1.2% for 2002.

      DOB estimates that the WTC terrorist attacks will also have a significantly negative impact on securities industry profits. The fall in profit growth is expected to result in a severe decline in finance and insurance industry cash bonuses. This decline will likely be exacerbated by firms weighting their bonus payouts more heavily than usual in favor of stock options as well as by the transfer of dislocated workers out-of-state. Lower growth in both employment and bonus income is expected to have resulted in personal income growth of 2.6% for 2001, followed by growth of 1.1% for 2002.

      The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the WTC terrorist attacks and the impact of both the disaster itself and deteriorating economic conditions on wages. The possibility of yet another terrorist attack on New York City area poses a substantial negative risk to the DOB forecast. Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the current forecast. Similarly, greater job losses, weaker financial markets, and smaller bonuses payments than expected would result in a weaker State economy.

      Continuing recovery, cleanup and repair efforts following the WTC terrorist attack will result in substantial expenditures for New York City. Costs for response and remediation are now expected to be substantially below previous estimates. New York City also expects to receive Federal funds for the costs of economic revitalization and other needs, not directly payable through the New York City budget, related to the WTC terrorist attack.

      Prior to September 11, 2001 the national and local economies had been weakening, reflecting lower business investment, increased unemployment and, recently, a decline in consumer confidence. It is expected that the destruction of the WTC will have a substantial impact on New York City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which would result in reduced personal income and sales tax receipts and other business tax revenues for New York City and could negatively affect real property values. The WTC terrorist attack increased the risk of a delay in recovery. It is not possible to quantify at present with any certainty the short-term or long-term adverse impact of the WTC terrorist attack on New York City and its economy, any offsetting economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

      In June 2001, New York City issued a Four-Year Financial Plan that projected a balanced budget for fiscal year 2002 and budget gaps of $2.8 billion in fiscal year 2003, $2.6 billion in fiscal year 2004, and $2.2 billion in fiscal year 2005. On December 4, 2001, New York City issued a modification to its Financial Plan that reflected a reduction in projected revenues of $1.1 billion in fiscal year 2002, $1.6 billion in fiscal year 2003, $1.4 billion in fiscal year 2004, and $1.5 billion in fiscal year 2005, due primarily to the impact on New York City tax revenues of the WTC terrorist attack and a slow-down in economic activity. To offset the impact of these and other adverse developments, New York City intends to take extraordinary actions to ensure a balanced budget in fiscal year 2002 and to narrow the budget gaps projected for fiscal years 2003 through 2005. On December 31, 2001, New York City revised its Financial Plan to reflect a slight improvement in its tax revenue forecast and the expiration of a cut in the personal income tax surcharge, which together increase tax revenue forecasts by $322 million in fiscal year 2002 and by more than $370 million annually thereafter. The Financial Plan includes a Budget Stabilization Account of $697 million in fiscal year 2002, which has been used to narrow the fiscal year 2003 budget gap and remaining budget gaps of $2.9 billion in fiscal year 2003, $3.6 billion in fiscal 2004, and $3.5 billion in fiscal year 2005. These estimates, however, do not make provision for wage increases for teachers, police officers or firefighters beyond those negotiated with the unions representing other civilian and uniformed employees nor does it include resources to fund wage increases for any employees beyond the current round of collective bargaining.

METROPOLITAN TRANSPORTATION AUTHORITY

      The MTA reported that certain portions of its regional transportation operations were affected by the WTC terrorist attack. The MTA noted that the most significant infrastructure damage involved the subway tunnel running beneath the WTC on the #1 and #9 subway lines that will need to be completely rebuilt, along with the related stations and infrastructure, and damage to the N/R Line Cortland Street Station. All estimates of the adverse impact on the MTA and the regional economy are of necessity preliminary and are subject to adjustment as more information becomes available. The MTA currently estimates property damage to the transit system at $855 million. The MTA currently expects that insurance proceeds and Federal disaster assistance will cover substantially all of the property and business interruption losses related to this event. While the loss of revenues associated with the WTC disaster may be significant, the MTA does not expect that it will materially affect its obligations to bondholders and others.

      OTHER LOCALITIES. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2001-02 fiscal year or thereafter.

      To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation creating the Nassau County Interim Finance Authority. The Authority has issued $436 million in bonds and $690 million in bond anticipation notes. The Authority may also impose financial plan requirements on Nassau County. The State has paid $25 million in transitional assistance to the County in each of State fiscal years 2000-01 and 2001-02, and the Governor has proposed providing up to $50 million in State assistance over the next two State fiscal years. Allocation of any such assistance is contingent upon the Authority's approval of Nassau County's financial plan.

2001-02 STATE FINANCIAL PLAN

      The State's fiscal year begins on April 1st and ends on March 31st. On March 29, 2001, the State Legislature adopted certain appropriations for the 2001-02 fiscal year. Following enactment of all reappropriations the Governor had originally proposed, as well as reappropriations for certain legislative initiatives, on September 13, 2001, the State prepared a Financial Plan for the 2001-02 fiscal year (the "2001-02 Financial Plan") that set forth projected receipts and disbursements based on the actions taken by the Legislature. On January 22, 2002, the State revised the cash-basis 2001-02 Financial Plan (the "January Plan") with the release of the 2002-03 Executive Budget.

      Four governmental fund types comprise the State Financial Plan: the General Fund, Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

      Actual results could differ materially and adversely from projections. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $2.6 billion in General Fund reserves (excluding balances in the Community Projects Fund and Universal Pre-K Fund).

      GENERAL FUND. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2001-02 fiscal year, the General Fund is expected to account for approximately 46% of All Governmental Funds disbursements and 67% of State Funds disbursements.

PROJECTED GENERAL FUND RECEIPTS

      General Fund receipts in 2001-02, including transfers from other funds, are projected to be $43.61 billion ($42.43 billion as of the January Plan), an increase of $3.73 billion from 2000-01. This total includes $40.01 billion in tax receipts, $1.50 billion in miscellaneous receipts, and $2.10 billion in transfers from other funds. The transfer of $3.4 billion in resources through the tax refund reserve account from 2000-01 to the 2001-02 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing 2000-01 figures and inflating 2001-02 projections.

      The personal income tax is imposed on individuals, estates and trusts and is based, with certain modifications, on Federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $28.18 billion in 2001-02 ($26.98 billion as of the January Plan), well over half of all General Fund receipts and $4.62 billion above 2000-01 results. However, after excluding the impact of the tax refund reserve transaction and the diversion of certain income tax receipts to the School Tax Relief ("STAR") fund, the underlying growth in projected receipts is approximately $440 million, or 1.7%.

      User taxes and fees are comprised of three-quarters of the State's sales and use tax, cigarette, tobacco, alcoholic beverage, and auto rental taxes, and receipts from motor vehicles fees and alcoholic beverage license fees. Dedicated transportation funds outside the General Fund receive all the revenues of motor fuel tax and motor vehicle registration fees, and all highway use taxes and fees. Receipts from user taxes and fees are projected to total $7.10 billion in fiscal year 2001-2002 ($7.08 billion as of the date of the January Plan), a decrease of $310 million from 2000-01.

      Business taxes include franchise taxes based generally on net income of business, banking and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Total business tax collections in 2001-02 are projected to total $3.98 billion ($3.83 billion as of the January Plan), $349 million below results for the prior fiscal year. The year-to-year decline is attributable to the ongoing phase-in of tax reductions, the largest of which is the corporation franchise tax cut, which is entering its third year. Other tax reductions that affect receipts in this category include: reduction in the bank and insurance franchise tax rates, a reduction on the cap on tax liability for non-life insurers, the expansion of tax credits for economically-distressed areas, the reduction of the gross receipts tax and the continuation of the "Power for Jobs" program.

      Other taxes include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Taxes in this category are projected to total $757 million for fiscal year 2001-2002 ($780 million as of the January Plan), $38 million below last year's amount. The primary factors accounting for this decline include tax reductions in pari-mutuel taxes, real property gains taxes, and estate and gift taxes enacted in prior fiscal years.

      Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor Federal grants, receipts from public authorities, and certain license and fee revenues. Miscellaneous receipts are expected to total $1.50 billion in 2001-2002 ($1.61 billion as of the January Plan), down $54 million from the prior year.

      Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to the Local Government Assistance Corporation ("LGAC"). Transfers from other funds are expected to total $2.10 billion ($2.15 billion as of the January Plan), or $139 million less than total receipts from this category during 2000-01. Sales tax revenues in excess of LGAC requirements are expected to decrease by approximately $19 million, while transfers from all other funds are expected to decrease by $120 million.

PROJECTED GENERAL FUND DISBURSEMENTS

      General Fund disbursements, including transfers to other funds, are projected to total $42.0 billion in fiscal year 2001-02 ($41.46 billion as of the January Plan), an increase of $2.30 billion over 2000-01. The entire net increase in disbursements reflects the cost of labor agreements ratified by State employee unions and approved by the State Legislature.

      Spending for education programs accounts for $1.39 billion of the $2.3 billion projected annual increase in spending. On a State fiscal year basis, school aid will grow by $979 million (8.5%) over 2000-01. Spending on special education and higher education programs is projected to grow by $410 million in fiscal year 2001-02, primarily for handicapped programs ($247 million) and the State University of New York ("SUNY") ($159 million). Outside of education, the largest increase in spending is for Medicaid ($398 million increase).

      Grants to local governments is the largest category of General Fund disbursements and includes financial aid to local governments and non-profit organizations, as well as entitlement payments for individuals. The largest areas of spending in this category are for aid to public schools (44%) and for the State's share of Medicaid payments to providers (22%).

      General Fund spending on school aid is projected at $12.50 billion in fiscal year 2001-02, an increase of $979 million (8.5%) from the prior year. Medicaid spending in 2001-02 is estimated at $6.12 billion, an increase of $398 million (7.0%) from the prior year. Welfare spending is projected at $1.05 billion, a decrease of $263 million from the prior year.

      State operations pays for the costs of operating the Executive, Legislative, and Judicial branches of government. State operations spending is projected at $7.81 billion in fiscal year 2001-02, an increase of $204 million over the prior year. The increase in spending for State operations is primarily attributable to the annualized costs of labor agreements and related costs of State employee unions. The State's overall workforce is projected at 191,100 persons by the end of 2002-03, down about 5,000 from November 2001 (primarily from attrition).

      General State charges ("GSCs") account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. GSCs also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands and the costs of defending lawsuits against the State and its public officers. Disbursements in this category are estimated at $2.66 billion in fiscal year 2001-02, an increase of $92 million from the prior year. This growth results from higher health insurance rates in calendar year 2001, primarily to cover the increasing cost of providing health insurance benefits for State employees, as well as higher costs for pensions and related benefits.

      Debt service covers short-term State obligations, and formerly included interest costs on the State's commercial paper program. To reduce costs, the State continues to diversify its debt portfolio to include a prudent level of short-term debt obligations. Since borrowing costs for the commercial paper program and variable rate bonds are comparable and both are effective short-term debt instruments, the use of the commercial paper program was eliminated during fiscal year 2000-01 and replaced with the issuance of additional variable rate general obligation debt. As a result, the State satisfied its remaining commercial paper debt service obligations in fiscal year 2000-01.

      Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources. Long-term debt service transfers are projected at $2.29 billion in fiscal year 2001-02, an increase of $74 million from 2000-01. The increase reflects debt service costs from new capital spending, primarily for education and corrections purposes. In addition, the Legislature's inaction on the proposed revenue bond initiative results in increased debt service costs of about $21 million.

      Transfers for capital projects provide General Fund support for projects that are not financed by bond proceeds, dedicated taxes, other revenues, or Federal grants. Transfers for capital projects of $316 million in 2001-02 are projected to increase $31 million from the prior year, reflecting continued cash support of the bonded programs converted to cash in the prior years and the Governor's recommended General Fund support for the proposed superfund.

      All other transfers, which reflect the remaining transfers from the General Fund to other funds, are estimated to total $468 million in 2001-02, an increase of $106 million from the prior year.

GENERAL FUND CLOSING BALANCE

      The 2001-02 Financial Plan projects a closing balance of $2.71 billion in the General Fund ($2.08 billion as of the January Plan). As of the January Plan, this amount is comprised of $1.13 billion in a new reserve for economic uncertainties (all of which will be used to help balance the 2002-03 Financial Plan), $710 million in the Tax Stabilization Reserve Fund, $142 million in the Community Projects Fund (which pays for Legislative and gubernatorial initiatives), $81 million in the Contingency Reserve Fund, and $11 million in the Universal Pre-K Fund. To the extent that reserves are utilized to offset the impact of costs associated with the WTC disaster, the projected General Fund closing balance would decrease and such reserves would be unavailable in future fiscal years.


OTHER GOVERNMENTAL FUNDS

      All Governmental Funds spending is estimated at $84.05 billion in fiscal year 2001-02, an increase of $4.30 billion over 2000-01.

      Special Revenue Funds disbursements are projected at $36.29 billion in fiscal year 2001-02, an increase of $1.93 billion over 2000-01. Federal grants comprise 68% of all Special Revenue spending in fiscal year 2001-02, comparable to prior years. Disbursements from Capital Projects Funds are projected at $4.92 billion, an increase of $458 million (10.3%) over the prior year, primarily attributable to new capital projects in transportation, housing and economic development.

      Spending from Debt Services Funds are estimated at $3.92 billion in fiscal year 2001-02, a decrease of $175 million, or 4.3%, from 2000-01. This results from the use of $421 million of Debt Reduction Reserve Fund ("DRRF") monies in 2000-01 to defease high cost debt. The remaining increases are for a variety of purposes, including transportation, education, mental health, corrections, and general obligation financings.

2002-03 STATE FINANCIAL PLAN

      The Executive Budget contains financial projections for the State's 2001-02 through 2004-05 fiscal years, a detailed economic forecast for calendar years 2001 and 2002, and a proposed Capital Program and Financing Plan for the 2002-03 through 2006-07 fiscal years. There can be no assurance that the Legislature will enact into law the Governor's Executive Budget or that the State's adopted budget projections will not differ materially and adversely from these projections.

PROJECTED GENERAL FUND RECEIPTS

      The 2002-03 Financial Plan projects General Fund receipts, including transfers from other funds, of $38.85 billion, a decrease of $3.58 billion from 2001-02. General Fund tax receipts are expected to increase by less than 1%. The combined effects of the WTC attacks and the national economic slowdown are the main reasons for the expected slow growth in tax receipts.

      Personal income tax collections for 2002-03 are projected to total $23.29 billion, a decrease of $3.69 billion (14%) over 2001-02. This change is due largely to the impact of the refund reserve and STAR actions on income receipts. In addition, the decline is due to a decrease in income tax liability attributable to a weakening economy following the WTC terrorist attacks. The 2002-03 Financial Plan projects that tax liability will decrease annually by 5.4% in 2001 and 0.9% in 2002. Declines in State employment, wages, Wall Street bonuses, and non-wage income levels contribute to an adjusted gross income decline for 2001 and a minimal increase for 2002.

      User tax and fee receipts in 2002-03 are projected at $7.07 billion, a decrease of $13 million from 2001-02. The decrease is caused in part by the incremental impact of approximately $70 million in already-enacted tax reductions. Adjusted for these changes, the underlying growth of user tax and fee receipts is projected at 3.7%.

      Business taxes are projected at $3.78 billion in 2002-03, a decrease of $54 million from 2001-02. Within this category, corporation and utility tax receipts in 2002-03 are projected to total $995 million, an increase of $8 million from fiscal year 2001-02. Corporate franchise receipts are projected to increase by $6 million to $1.76 billion in fiscal year 2002-03, resulting from improved corporate profitability, offset by the impact of enacted and proposed tax reductions. In fiscal year 2002-03, bank tax receipts are projected to be $503 million, $46 million above estimates for fiscal year 2001-02, reflecting a modest rebound in bank earnings. Net collections from insurance taxes are projected at $516 million, a decline of $114 million from fiscal year 2001-02, largely due to losses attributable to the WTC terrorist attacks.

      Miscellaneous receipts for fiscal year 2002-03 are projected to be $1.61 billion, essentially unchanged from fiscal year 2001-02. The estimate projects a large reduction in investment income that is more than offset by several one-time receipts, including $150 million from the State of New York Mortgage Agency, $50 million from the New York State Housing Finance Agency, and $16 million from the Port Authority of New York and New Jersey.

      Transfers from other funds are projected to total $2.33 billion in fiscal year 2002-03, an increase of $172 million from fiscal year 2001-02. Transfers of sales tax receipts in excess of debt service requirements for the Local Government Assistant Corporation are projected to increase by $42 million, and all other transfers by $130 million, primarily from the Clean Water/Clean Air Fund.

PROJECTED GENERAL FUND DISBURSEMENTS

      In addition, available General Fund balances of $1.37 billion are expected to be used in the 2002-03 fiscal year, bringing the total projected resources to $40.22 billion in 2002-03. General Fund disbursements, including transfers to other funds, are recommended to decline by 3.0% to $40.22 billion, a decrease of $1.23 billion over 2001-02. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $58.63 billion, an increase of $929 million or 1.6%. Spending from All Governmental Funds is expected to grow by 4.7%, increasing by $4.0 billion to $88.6 billion. The spending is consistent with fiscal year 2001-02 funding levels for most ongoing programmatic activities. The decline results primarily from transfers of General Fund spending to alternate financing sources.

      The proposed 2002-03 through 2006-07 Capital Program and Financing Plan (the "Plan") was released with the Executive Budget. The proposed Plan projects spending for capital projects to total of $5.05 billion in 2002-03, an increase of $501 million from the current year. The largest areas of growth are for transportation ($110 million), environmental protection
($100 million), housing and economic development ($95 million), and education ($84 million). Consistent with prior years, transportation accounts for the greatest share of total capital spending (57%), followed by environmental protection (15%). Spending will be financed from several sources, including State and Federal pay-as-you-go spending (58%), authority debt (37%), and general obligation bonds (5%). These shares remain generally consistent over the five-year plan.

      The largest areas of spending in local assistance are for aid to public schools (46%) and for the State's share of Medicaid payments to medical providers (23%). Spending for mental hygiene (6%), higher education (5%), children and families services (4%), and welfare assistance (2%) represent the next largest areas of local aid.

      General Fund spending for school aid is projected at $12.13 billion in 2002-03 (on a State fiscal year basis), essentially unchanged from 2001-02. Funding for most major aid components will be maintained at current year levels; increases provided for certain expense-based aids (e.g., transportation aid and various pupil-based aids) are offset by reductions in other programs.

      Medicaid spending is estimated at $6.16 billion in 2002-03, an increase of $22 million (0.4%) from 2001-02. Underlying spending growth is projected at 7.2%, but is moderated by proposed revenue actions in other funds that are expected to lower General Fund costs, including implementation of a nursing home assessment of $289 million, increased Federal aid of $74 million, and the financing by alternative sources of programs previously funded through the General Fund of $149 million.

      Spending on welfare is projected at $540 million, a decrease of $429 million (44.3%) from 2001-02. This decrease is largely attributable to the additional use of Federal funds ($479 million), which more than offsets a $34 million increase associated with projected welfare caseloads. The projected welfare caseload of 687,500 represents an increase of approximately 13,000 recipients from fiscal year 2001-02.

      Local assistance spending for health programs is projected at $477 million, a decrease of $204 million (30%) from 2001-02. Higher costs for a projected increase in participation in the Early Intervention program and other programmatic growth is more than offset by utilizing dedicated funding sources of $323 million for various health programs.

      Higher Education Service Corporation ("HESC") spending is projected at $198 million, a decrease of $497 million (71.5%) from 2001-02. This decrease primarily reflects the use of Federal funds to financing spending on HESC programs ($345 million), and savings achieved through restructuring of the Tuition Assistance Program ("TAP") ($182 million). Partially offsetting these decreases is projected growth in the number of TAP recipients and increasing award levels ($12 million).

      Spending for all other local assistance programs is expected to total $7.13 billion in 2002-03, a net decrease of $296 million (4%) from the current year. This decrease includes program restructuring and the use of Federal funds to finance various programs within the Education Department ($133 million), program reductions and revenue maximization actions in mental hygiene programs ($36 million), spending reductions in the Office of Science, Technology and Academic Research ($35 million), restructuring and proposed efficiencies in public protection programs ($19 million), and other savings initiatives proposed across all agencies and local assistance programs.

      State operations spending in fiscal year 2002-03 is projected at $7.9 billion, an increase of $43 million from 2001-02. State Operations spending includes $366 million for the annualized costs of existing labor agreements (and related costs) with State employee unions, as well as increasing costs for counter-terrorism and emergency preparedness following the WTC terrorist attacks. The State's homeland security response costs in 2002-03 reflect continued use of National Guard troops to guard critical public infrastructure and facilities; State Police costs for troopers and investigators; Environmental Conservation costs for toxic assessments, explosives and hazardous materials monitoring; and water infrastructure security. These costs are partially offset by proposed spending restraint and revenue maximization efforts totaling $323 million. The imposition of a hiring freeze, offering a retirement incentive to State employees, and various actions to restrain spending in all agencies are anticipated to save $124 million.

      Total spending for GSCs is projected at $2.89 billion in fiscal year 2002-03, an increase of $227 million from fiscal year 2001-02. The projected growth is primarily attributable to rising health insurance costs and pensions contributions resulting from a lower than expected earnings rate for the New York State and Local Retirement System.

      Transfers to other funds in 2002-03 are projected at $2.82 billion, a $91 million decrease over 2001-02. State-supported debt issuances are projected to increase from about $2.7 billion in the current year to about $3.8 billion in 2002-03. The increase is primarily attributable to the issuance of $415 million in Metropolitan Transportation Authority ("MTA") service contract bonds which reflect the MTA's Capital Program and its plans to restructure its debt; the issuance of $244 million in bonds to finance equipment acquisitions for which no such authorization was provided in the current year; and increases in bond issuances for transportation
($207 million), mental hygiene ($56 million) and economic development
($64 million).

      DOB projects that a total of $562 million in non-recurring actions are used in the 2002-03 Financial Plan. These actions include transferring available balances from the State of New York Mortgage Agency ($150 million), the New York State Housing Finance Agency ($50 million), the Port Authority of New York and New Jersey ($16 million), the Environmental Protection Fund ($100 million) and various health and Medicaid Special Revenue Funds ($114 million). Recoveries of school aid and welfare recipient overpayments ($39 million), change in collection procedures ($38 million), and various routine fund transfers ($55 million) account for the remainder of the non-recurring resources.

2002-03 GENERAL FUND CLOSING BALANCE

      The State projects a closing balance of $710 million at the end of the 2002-03 fiscal year, a decline of $1.37 billion from 2001-02. The balance of $710 million represents the monies on deposit in the Tax Stabilization Reserve Fund ("TSRF"), which is available to guard against unforeseen shortfalls during the fiscal year. The Executive Budget includes legislation to gradually increase the maximum size of the TSRF from 2% to 5% of the General Fund spending, and to increase maximum annual deposits from 0.2% to 0.5% of spending.

SPECIAL REVENUE FUNDS

      Spending from Special Revenue Funds is projected to total $42.46 billion in 2002-03, accounting for 48% of All Governmental Funds disbursements. Of this amount, $14.07 billion in spending is from funds supported by State revenues and $28.39 billion from funds supported by Federal grants, primarily for social welfare programs. Disbursements from State Special Revenue Funds are projected at $14.07 billion, an increase of $2.19 billion or 18.5% from 2001-02. The major programs financed from these funds are described below.

      The State finances a significant share of Medicaid spending outside of the General Fund through special revenue funds. In total, the State expects to disburse $2.06 billion from these funds, an increase of $852 million over 2001-02 projections.

      STAR program is financed by personal income tax receipts deposited to the School Tax Relief Fund. Spending for STAR is estimated at $2.63 billion 2002-03, an increase of $120 million from 2001-02. STAR will provide $2.09 billion in local property tax relief for eligible homeowners statewide.

      The Lottery Fund supports education aid from the net proceeds of lottery activity. The 2002-03 Financial Plan projects the receipt of $2.09 billion in lottery proceeds. After payment of administrative expenses, the State projects disbursements of $1.91 billion from the Lottery Fund for education purposes in 2002-03, an increase of $349 million from 2001-02.

      SUNY receives revenues from tuition, third-party payers, room rents, and user fees into several State special revenue funds ("SRFs"). SUNY revenues support the costs of operating hospitals, dormitories, and regular campus services. Spending from State SRFs for SUNY is projected to total $2.22 billion in 2002-03, an increase of $73 million from the current year.

      The State funds a portion of mass transit activities through Mass Transportation Operating Assistance Fund and the Dedicated Mass Transportation Trust Fund. These funds receive taxes earmarked for mass transportation programs throughout the State. Total disbursements from these two funds in 2002-03 are projected at $1.72 billion, $172 million more than in 2001-02.

      Total disbursements for programs supported by Federal grants account for approximately three-quarters of all special revenue spending. Federal special revenue funds disbursements are estimated at $28.39 billion in 2002-03, an increase of $2.97 billion or 11.7% from 2001-02. The projections for both fiscal years exclude the flow-through of Federal aid to localities for WTC costs. The higher spending is primarily due to increased spending for Medicaid ($1.23 billion), welfare ($480 million) and college tuition assistance ($345 million) programs.

      The single largest program in Federal funds is Medicaid, which comprises 54% of Federal special revenue fund spending. The 2002-03 Financial Plan projects $15.43 billion in total Federal Medicaid payments, an increase of $1.23 billion from fiscal year 2001-02.

      Education spending is projected at $2.08 billion in fiscal year 2002-03, an increase of $186 million from fiscal year 2001-02. Increased Federal funding for elementary and secondary education programs supports this growth in spending, as well as the disbursement of Federal school construction grants originally awarded in 2001-02.

      Federal support for the Child Health Plus program facilitates access to comprehensive health care coverage for every eligible child in New York through age 18. The Federal share of spending is projected at $619 million in fiscal year 2002-03, an increase of $200 million from fiscal year 2001-02.

CAPITAL PROJECTS FUNDS

      Spending from Capital Projects Funds in 2002-03 is projected at $5.06 billion, an increase of $501 million from last fiscal year. The increase is attributed to new capital projects, primarily for transportation, economic development, the environment and education, and planned increases for school construction and economic development programs. In addition, Federal funding in fiscal year 2002-03 will support Department of Transportation spending for the reconstruction of Route 9A on the west side of lower Manhattan which was damaged as a result of the WTC terrorist attacks.

DEBT SERVICE FUNDS

      Estimated debt service disbursements from the debt service funds type are projected at $4.19 billion for 2001-02 and $3.67 billion for fiscal year 2002-03. The $520 million reduction is primarily due to the use of $500 million in fiscal year 2001-02 for debt service (which technically is shown as an increase in debt service spending in that year), debt service savings in fiscal year 2002-03 from the prior years' use of DRRF, and the impact of proposed legislation that will enhance the State's ability to reduce borrowing costs.

      The General Debt Service Fund pays debt service on general obligation bonds, as well as payments for lease-purchase and contractual obligation bonds. Transfers from the General Fund are the primary source of funds for these payments and are only made in the amount necessary to meet required disbursements.

      The Local Government Assistance Tax Fund is projected to receive $2.09 billion in fiscal year 2002-03 from the dedicated one cent statewide sales tax. Debt service and associated costs on the completed $4.7 billion Local Government Assistance Corporation Program are projected at $311 million in fiscal year 2002-03.

      Disbursements from Debt Service Funds are estimated at $3.93 billion in 2001-02, a decrease of $200 million from 2000-01. Debt Service Funds projections for 2001-02 reflect the use of approximately $421 million in DRRF deposits to defease high cost State debt. Overall, the use of $750 million in DRRF deposits is projected to lower long-term debt service costs by approximately $1.2 billion time. In addition, Debt Service Funds projections reflect a proposed new revenue debt structure.

OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS

      DOB projects that the State will have 2003-04 and 2004-05 budget gaps of approximately $2.8 billion and $3.3 million, respectively, assuming the Legislature enacts the 2002-03 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies." The outyear forecast is subject to greater volatility than in previous years due to the economic uncertainties surrounding the WTC terrorist attacks and the national recession. If the projected budget gap for 2003-04 is closed with recurring actions, the 2004-05 budget gap would be reduced to $447 million. In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1.0 billion (1998-99 through 2000-01). DOB projects that the 2002-03 Executive Budget closes a budget gap of $5.7 billion.

OUTYEAR RECEIPTS

      General Fund receipts are projected to increase to an estimated $39.75 billion in 2003-04. This increase reflects a forecast that both the national and State economies will have recovered from recession and will be growing at historically average rates in 2003 and 2004.

      Personal income tax receipts are projected to increase to $24.38 billion in 2003-04. The increase from 2002-03 largely reflects an increase in the growth in underlying liability. It should be noted that the estimated weak growth in income tax receipts in 2001-02 and 2002-03 are expected to be heavily influenced by the WTC terrorist attacks. Personal income tax receipts for 2004-05 are projected to increase to $26.04 billion. The modest increase results from a return to increases in liability consistent with underlying adjusted gross income growth of 5.8%.

      Wages are estimated to continue to grow over the 2003-04 and 2004-05 fiscal periods reflecting renewed employment growth after an expected decline in 2002. Wage growth in the 2003-04 and 2004-05 fiscal periods are expected to improve over the small wage gains of 2001 and anticipated wage loss of 2002, as bonus growth (an important component of wages) is expected to return to moderate growth after the decreases of 2001 and 2002.

      There is significant uncertainty associated with the forecast of the outyear income components. In many cases, a reasonable degree of uncertainty surrounds the predicted income components, which could result in a significant reduction in receipts. As a result, the projections for 2003-04 and 2004-05 are relatively conservative given such uncertainty.

      Receipts from user taxes and fees are estimated to total $7.25 billion in 2003-04, an increase of $185 million from 2002-03. This increase is due almost exclusively to growth in the sales tax. User taxes and fees receipts are expected to grow to $7.59 billion in 2004-05. The economy is expected to have recovered from the recession and be growing at trend rates over this period, resulting in sales tax growth more in line with historical averages.

      Business tax receipts are estimated to increase to $3.86 billion in 2003-04, as the negative financial impact of the WTC terrorist attacks diminishes. This estimate reflects the effect of both ongoing and proposed tax reduction on business tax collections. Receipts are projected to fall to $3.80 billion in 2004-05, reflecting the ongoing effect of already enacted business tax reductions, among others.

OUTYEAR DISBURSEMENTS

      The State currently projects spending to grow by $2.34 billion (5.8%) in 2003-04 and $2.52 billion (5.9%) in 2004-05.

      Local assistance spending accounts for most of the projected growth in General Fund spending in the outyears, increasing by $1.82 billion (6.8%) in 2003-04 and $1.52 billion (5.3%) in 2004-05. The growth in both outyears is primarily concentrated in school aid, Medicaid, welfare, higher education and mental hygiene programs.

      State Operations spending is expected to increase by $159 million, (2%) in 2003-04 and another $401 million (5%) in 2004-05. This growth is due to costs associated with normal salary step increases and inflationary increases for nonpersonal service costs, valued at $133 million in 2003-04 and $131 million 2004-05. No additional salary increases are assumed after the expiration of the State's collective bargaining agreements 2002-03.

      GSCs are projected to increase by $313 million (10.8%) in 2003-04 and $306 million (9.6%) in 2004-05. This growth is primarily due to anticipated cost increase in providing pensions and health insurance benefits to State employees and retirees.

      Transfers to the debt service funds increase by $43 million in 2003-04 and $272 million 2004-05. The change in debt service in the outyears is due primarily to additional costs to support higher education, economic development, and public protection capital projects, as offset by savings generated from the use of the DRRF and proposals to reduce borrowing costs.

      Capital projects transfers, which reflect General Fund support for capital spending are projected to increase by approximately $61 million in 2003-04 and $25 million in 2004-05. These increases in General Fund support for capital projects are due primarily to additional costs to support environment, economic development, State facilities, mental hygiene, and higher education programs.

      Transfers to SUNY are expected to increase for State subsidy of SUNY hospitals and the State's share of the repayment of an outstanding SUNY loan. The increases in 2003-04 and 2004-05 reflect a larger State subsidy for SUNY hospitals.

LITIGATION

      GENERAL. An ongoing risk arises from the potential impact of certain litigation and of Federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The 2001-02 Financial Plan contains projected reserves of $151 million in 2001-02 for such events, but assumes no significant Federal disallowance or other Federal actions that could affect State finances.

      The General Purpose Financial Statements for the 2000-01 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $730 million, of which $242 million is expected to be paid during the 2000-01 fiscal year.

      These proceedings could adversely affect the financial condition of the State in the 2001-02 fiscal year or thereafter. The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material and adverse effect on the State's financial position.

      GAMING. In DALTON, ET AL. V. PATAKI, AT EL., plaintiffs seek a judgment declaring as unconstitutional, under the Constitutions of the United States and the State, a statute which authorizes (1) the Governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of video lottery terminals at certain racetracks in the State, and (3) the Division of the Lottery to enter into joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of the statute.

      BUDGET PROCESS. In PATAKI V. MCCALL, the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated the State Constitution because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and the Assembly. This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.

      By decision and order dated November 7, 2001, the Supreme Court, Albany County, grated the State Comptroller's motion to discuss this action as against the Comptroller, and the plaintiff appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills as a violation of the State Constitution and denied defendants' cross-motions for summary judgment.

      CIVIL RIGHTS CLAIMS. In an action commenced in 1980 (UNITED STATES, ET AL. V. YONKERS BOARD OF EDUCATION, ET AL.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated and in 1986 ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I").
On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. Based on these findings, on September 3, 1996, the United States Court of Appeals for the Second Circuit held the State defendants liable for the unlawful dual school system, because the State, INTER ALIA, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of DE JURE segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and ordered the State to fund a remedy to accomplish that goal ("EIP II").
By order dated December 2, 1997 and judgment dated February 10, 1998, the Court ordered Yonkers to pay approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The state appealed to the Second Circuit.

      In a decision dated November 16, 1999, the Second Circuit affirmed the District Court's December 2, 1997 order. The Second Circuit found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools and to impose any further remedy, if necessary. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision. In a decision dated November 30, 2000, the District Court affirmed its findings in the October 8, 1997 order that vestiges of the dual system continued to exist, and remanded the case to a court-appointed monitor for further proceedings to recommend an appropriate remedy.

      On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City of Yonkers for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998 which directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. The State, the City of Yonkers and the Yonkers Board of Education have all appealed from the July 27, 1998 order.

      The District Court issued, and the State appealed, additional orders on April 15, 1999 and April 17, 2000, directing the State to pay additional sums to Yonkers as its share of the estimated EIP costs for the 1997-98, 1998-99 and 1999-2000 school years. The State paid all sums directed by these orders. By decision dated May 9, 2001, the Second Circuit upheld the District Court's decisions in these funding orders. By order dated July 6, 2001, the District Court issued an additional funding order directing the State to pay $8.5 million, in addition to the $30.1 million previously paid to Yonkers as its share of the estimated EIP costs for the 2000-01 school year.

      In January 2002, the parties announced a proposed settlement of this litigation. Under the terms of the proposed settlement, the Yonkers public schools would be deemed desegregated, and control of the schools by the Yonkers Board of Education would resume. The State would agree to pay a total of $300 million dollars to finance specified educational programs for the Yonkers public schools over the next five years, with the last payment to be made in the 2006-07 State fiscal year.



[PAGE]


                                  APPENDIX D



      Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund as of May 7, 2002.


DREYFUS CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Boston & Co, AC#153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (23.09%); (2) Hare & Co, c/o Bank of New York, Attn: Bimal Saha,1 Wall Street, New York, NY 10005-2501 (6.90%).

      ADMINISTRATIVE SHARES: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (37.80%); (2)
      Boston & Co, AIM #153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (24.42%); (3) Hare & Co, c/o Bank of New York, Attn: Bimal Saha,1 Wall Street, New York, NY 10005-2501 (6.65%); and (4) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (5.52%).

      INVESTOR SHARES: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha,1 Wall Street, New York, NY 10005-2501 (30.79%); (2) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234, Columbus, OH 43271-0001 (8.72%), (3) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (6.20%); (4) Mellon Bank, AIS PT IN-Process Account, Leah Orbell, Three Mellon Bank CTR, RM 153-250, Pittsburgh, PA 15259-0001 (5.32%).

      PARTICIPANT SHARES: (1) CBNY Investment Services Corp, 320 Park Avenue, New York, NY 10022-6815 (28.66%); (2) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (27.73%); (3) Mellon 1st Business Bank, 601 W 5th St, Los Angeles, CA 90071-2004 (9.54%); (4) The Bank in Boulder, 3003 Iris Avenue, Boulder, CO 80301-1901 (8.22%); (5) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (7.82%).


DREYFUS CASH MANAGEMENT PLUS, INC.


      INSTITUTIONAL SHARES: (1) Boston & Co, AC#153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (7.14%).

      ADMINISTRATIVE SHARES: (1) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (18.26%); (2) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (16.72%);
      (3) Boston & Co, AIM # 153-3615, Attn: Cash Sweep, Three Mellon Bank Ctr, Pittsburgh, PA 15259-0001 (14.36%); (4) Wells Fargo Brokerage Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (14.14%); (5) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (6.76%); (6) Wells Fargo, Attn: Keith Berger, 608 2nd Ave, fl 8 Minneapolis, MN 55479-0001 (6.36%).

      INVESTOR SHARES: (1) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (17.28%); (2) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234, Columbus, OH 43271-0001 (13.97%); (3) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (9.31%);
      (4) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (6.27%).

      PARTICIPANT SHARES: (1) BNY Clearing Services LLC Special, Custody Accounts for the Exclusive Benefit of Customers, Attn: Money Funds, 111
      E. Kilbourn Ave Ste 300, Milwaukee, WI 53202-6633 (23.09%); (2)
      Republic Bank of California NA, Investment Dept, 445 N. Bedford Dr., Fl 2, Beverly Hills, CA 90210-4302 (11.59%); (3) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (10.77%); (4) Wells Fargo Brokerage Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (8.86%); (5) First Republic Bank, Investment Division, 1888 Century Park E, Los Angeles, CA 90067-1702 (8.82%); (6) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (7.33%).


DREYFUS GOVERNMENT CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (8.02%); (2) Hare & Co., c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2501 (7.34%); (3) Boston & Co., AIM #153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (6.74%); (4) Bear Stearns Securities Corp FBO 0068724541, 1
      Metrotech Center North, Brooklyn, NY 11201-3870 (5.15%).

      ADMINISTRATIVE SHARES: (1) Universal Service Administrative, PO Box 1443, Chicago, IL 60690-1443 (43.43%); (2) Fleet National Bank, Attn:
      AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (15.51%); (3) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (15.23%); (4) Suntrust Equitable Securities Co, PO Box 4418, Mail Code 3907, Atlanta, GA 30302-4418 (6.84%); (5) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (6.31%); (6) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (5.69%).

      INVESTOR SHARES: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (31.43%); (2) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234, Columbus, OH 43271-0001 (7.61%); (3) Mellon Bank, AIS PT In Process Account, Leah Orbell, Three Mellon Bank Center, RM 153-250, Pittsburgh, PA 15259-0001 (6.72%); (4) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (6.64%); (5) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (6.08%).

      PARTICIPANT SHARES: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (70.62%); (2) Laba & Co Inc., Corp Trust Escrow, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (22.24%).


DREYFUS GOVERNMENT PRIME CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) NatCity Investments Inc., Operations Dept, 629 Euclid Ave, 13th fl Loc 3131, Cleveland, OH 44114-2226 (32.29%);
      (2) Boston & Co., AIM #153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (25.36%); (3) Davidson Kempner Partners, 885 3rd Ave, New York, NY 10022-4834 (17.76%); (4) Bank of
      America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (7.51%); (5) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (5.16%).

      ADMINISTRATIVE SHARES: (1) Lisa W Burtzloff TTEE O/T Lisa W Burtzloff Living Trust DTD 1-4-01, 5136 Oxley Plce, Westlake Village, CA 91362-4741 (14.09%); (2) Richard Nathan Zacky TTEE O/T Albert & Beverly Zacky Survivors Trust DTD 2-10-88 as amended and restated 5-2-96, 6556 N Blackhawk Ln, Clovis, CA 93611-8245 (6.59%); (3) Todd M Morgan & Cheri Morgan TTEES Morgan Fam Tr DTD 5/30/95 c/o Bel Air Investment Advis, 1999 of the Ave Stars #2800, Los Angeles, CA 90067 (6.56%).

      INVESTOR SHARES: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (30.28%); (2) Citibank NA FBO XEROX, 111 Wall St, 14th fl, New York, NY 10005 (14.83%); (3) Hudson Valley Bank, 21 Scarsdale Rd, # Dept, Yonkers, NY 10707-3204 (14.80%);
      (4) Walter & Edwin Schloss Associates L.P., 350 Park Ave, 9th fl, New York, NY 10022-6022 (8.65%).

      PARTICIPANT SHARES: (1) Republic Bank of California NA, Investment Dept, 445 N. Bedford Dr., Fl 2, Beverly Hills, CA 90210-4302 (73.94%);
      (2) First Republic Bank, Investment Division, 1888 Century Park E, Los Angeles, CA 90067-1702 (12.16%).


DREYFUS TREASURY CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Boston & Co, 153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (34.16%); (2) Boston & Co, 153-3615, Attn: Cash Sweep, Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (14.12%); (3) Wells Fargo Bank MN, Attn: Cash Sweep Department, MAC #N9306-04C, 733 Marquette Ave, Minneapolis, MN 55479-0001 (6.79%); (4) Union Bank-F, Attn: Jeannie Chizek, PO Box 85602, San Diego, CA 92186-5602.

      ADMINISTRATIVE SHARES: (1) Wells Fargo Brokerage Services, Attn: Keith Berger, Northstar East 5th fl, 608 2nd Ave S, Minneapolis, MN 55479-0001 (54.72%); (2) Lawyers Title Insurance Company FBO Landamerica Exch, Co./Unilev, 101 Gateway Centre Pkwy, Gateway 5th fl TSY, Richmond, VA 23235-5153 (21.81%); (3) Fleet National Bank, Attn:
      AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802
      (19.87%).

      INVESTOR SHARES: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St fl 2, New York, NY 10005-2501 (18.50%); (2) Wells Fargo Bank MN NA, Attn: Cash Sweep Department, MAC #N9306-04C, 733 Marquette Ave, Minneapolis, MN 55479-0001 (10.75%); (3) Mellon Bank, AIS PT In-Process Account, Invest PRDTS-Theresa Wojiczak-EA, Three Mellon Bank Ctr RM 153-250, Pittsburgh, PA 15259-0001 (9.41%); (4) ISO New England Inc, Cash Deposit, 1 Sullivan Rd, Holyoke, MA 01040-2841 (7.94%); (5) National Bank of Arizona, Corp Trust Division, 3101 N. Central Ave Ste 200, Phoenix, AZ, 85012-2645 (6.87%); (6) Mellon Bank, AIS PT
      In-Process Account, Invest PRDTS-Theresa Wojiczak-EA, Three Mellon Bank Ctr RM 153-250, Pittsburgh, PA 15259-0001 (6.74%).

      PARTICIPANT SHARES: (1) Laba & Co Inc., Corporate Trust Escrow Only,
         c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443
      (63.76%); (2) Bear Stearns Securities Corp FBO 1021643026, 1 Metrotech
      Center North, Brooklyn, NY 11201-3870 (13.44%).


DREYFUS TREASURY PRIME CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2500 (14.16%); (2) Chase Manhattan Bank Common C Services Group, Attn: Lilly Nickerson VP, 14201 Dallas Parkway, Dallas, TX 75254-2917 (7.42%); (3) First Interstate Bank of Oregon Investment Division, 1300 SW 5th Ave, Portland, OR 97201-5667 (6.83%); (4) Allen & Co, 711 5th Ave, fl 8, New York, NY
      10022-3111 (6.19%).

      ADMINISTRATIVE SHARES: (1) Bear Stearns Securities Corp FBO 1037440029, 1 Metrotech Center North, Brooklyn, NY 11201-3870 (38.43%);
      (2) Alltel Corporation, c/o Joy Gentry, PO Box 2177, Little Rock, AR 72203-2177 (27.22%); (3) Bear Stearns Securities Corp FBO 1037110028, 1
      Metrotech Center North, Brooklyn, NY 11201-3870 (11.00%).
      (4) Kankakee Bancorp Inc., Attn: Ron Walters, 310 S Schuyler Ave., Kankakee, IL 60901-3812 (5.67%).

      INVESTOR SHARES: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (49.86%); (2) For Exclusive Benefit of Customers of FBS Investment Services Inc., 108 E 5th St, Minneapolis, MN 55101 (12.45%); (3) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2501 (8.93%).

      PARTICIPANT SHARES: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (24.70%);
      (2) Laba & Co, Corporate Trust Escrow Only, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (20.76%); (3) Republic Bank
      California NA, Investment Dept, 445 N. Bedford Dr Fl 2, Beverly Hills, CA 90210-4302 (14.79%); (4) Morgan Stanley & Co., Inc. FBO Morgan Stanley Customer Account, 1 Pierrepont Plaza, Brooklyn, NY 11201 (12.01%); (5) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (5.98%).


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS


      INSTITUTIONAL SHARES: (1) Chase Manhattan Bank Common Custody Services Group, Attn: Lilly Nickerson VP, 14201 Dallas Parkway, Dallas, TX 75254-2917 (14.34%); (2) Zions First National Bank, Capital Markets Group, 1 South Main Street, Ste 1340, Salt Lake City, UT 84111-1904 (12.16%); (3) Wells Fargo Brokerage Service L, Attn: Sean O'Farrell N9303-054, 608 2nd Ave S, Minneapolis, MN 55479-0001 (9.33%); (4)
      Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (9.17%); (5) Pennsylvania Power & Light Comp Treasury, Attn: Cash Management, 2 N 9th St, fl 3, Allentown, PA 18101-1139 (9.05%); (6) Comerica Bank, Attn: Fixed Income, 201 w Fort St, fl 3, Detroit, MI 48226-3215 (6.39%).

      ADMINISTRATIVE SHARES: (1) Morgan Keegan & Co, Inc., 50 Front St., fl 4, Memphis, TN 38103-1175 (90.02%).

      INVESTOR SHARES: (1) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (51.82%); (2) Hare & Co, c/o Bank of New York, Attn: Bimal Saha; One Wall St, Fl 2, New York, NY 10005-2501 (18.49%); (3) ) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (10.46%); (4) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234; Columbus, OH 43271-0001 (6.11%).

      PARTICIPANT SHARES: (1) BNY Clearing Services LLC, Special Custody Accounts FEBO Customers, Attn: Money Funds, 111 E Kilbourn Ave, Ste 300, Milwaukee, WI 53202-6633 (90.78%); (2) 834 5th Ave Corp/BHF Inc,
      Attn: Alan J Kresner, Brown Harris Stevens Res Mgmt, 770 Lexington Ave, New York, NY 10021-8165 (6.37%).


DREYFUS TAX EXEMPT CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha; One Wall St, Fl 2, New York, NY 10005-2500 (22.32%); (2) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (11.45%); (3) Wells Fargo Bank MN, Attn:
      Cash Sweep Department, MAC #N9306-04C, 733 Marquette Ave, Minneapolis, MN 55479-0001 (10.17%); (4) Boston & Co, 153-3615, Attn: Cash Sweep,
      Three Mellon Bank Center, Pittsburgh, PA 15259-0001 (6.05%).

      ADMINISTRATIVE SHARES: (1) Fleet National Bank, Attn: AJ Ferullo MADE10013E, 100 Federal Street, Boston, MA 02110-1802 (73.51%); (2)
      Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (25.98%).

      INVESTOR SHARES: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (23.83%); (2) Hare & Co., c/o Bank of New York, Attn: Bimal Saha, One Wall Street, Fl 2, New York, NY 10005-2501 (19.32%); (3) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (17.69%); (4) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (7.48%); (5) Bank One Trust Company, Attn: Cash Management Operation, PO Box 711234, Columbus, OH 43271-0001 (5.98%).

      PARTICIPANT SHARES: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (99.34%).


DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT


      INSTITUTIONAL SHARES: (1) Hare & Co, c/o Bank of New York, Attn: Bimal Saha, One Wall St Fl 2, New York, NY 10005-2500 (71.22%); (2) Bank of America Securities LLC, Money Market Funds Omnibus, 200 N College St, fl 3, Charlotte, NC 28255-0001 (19.73%).

      ADMINISTRATIVE SHARES: (1) Pershing FEBO Pershing Customer Accounts, Harborside Financial Center III, 6th floor, Jersey City, NJ 07311 (88.38%); (2) The Trotwood Corporation, Attn: Maurice Bendheim, 200 Park Avenue, Fl 7, New York, NY 10166-0099 (11.62%).

      INVESTOR SHARES: (1) Hudson Valley Bank, Attn: Nancy Chinchar Trust Dept, 21 Scarsdale Rd, Yonkers, NY 10707-3204 (69.71%); (2) Lucian Todaro & Mary Todaro JTRWROS 251 E 32nd St Apt 17B, New York, NY 10016-6304 (11.30%); (3) Ronald M. Weiss & Helene A. Weiss JT TEN, 950 Park Ave, New York, NY 10028-0320 (5.03%).

      PARTICIPANT SHARES: (1) Brown Harris Stevens A/AF, 47 E 88th Tenants Corporation, 770 Lexington Ave, New York, NY 10021-8165 (46.02%); (2) Brown Harris Stevens A/AF, 755 Park Ave Corp, 770 Lexington Ave, New York, NY 10021-8165 (16.93%); (3) Brown Harris Stevens A/AF, 150 East 73rd St Corp, 770 Lexington Ave, New York, NY 10021-8165 (14.40%); (4)
      Karlin & Pinsler Inc. Attn Mal Karlin, 192 Lexington Ave Fl 8, New York, NY 10016-6823 (11.32%).




                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                            PART C. OTHER INFORMATION
                         ------------------------------


Item 23.   Exhibits - List

-------    ---------------

  (a) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 30, 1993.

   (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 25, 2000.

   (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on February 28, 1995.


   (e)     Distribution Agreement is incorporated by reference to Exhibit
           (p) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on May 29, 2001. Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective No. 19 to the Registration Statement on Form N-1A, filed on May 25, 2000.


   (g)(1) Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 1995.

   (g)(2)  Sub-Custodian Agreement is incorporated by reference to Exhibit
           (8)(b) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 1995.

   (h)     Shareholder Services Plan is incorporated by reference to Exhibit
           (9) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 20, 1996.

   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 25, 1995.

   (j)     Consent of Independent Auditors.

   (m) Rule 12b-1 Service Plan, as amended is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 25, 2000.

   (o) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 20, 1996.


   (p) Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on May 29, 2001.


           OTHER EXHIBITS


               (a) Power of Attorney of certain Fund officers. Powers of Attorney of Board Members and certain other Fund officers are incorporated by reference to other Exhibits (a) of Post Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 25, 2000.


               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on May 25, 2000.
                    .


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------    -------------------------------------------------------------

           Not Applicable

ITEM 25. INDEMNIFICATION

         Reference is made to Articles EIGHT of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed as Exhibit 1 to Post-Effective Amendment No. 5 to the Registration Statement on From N-1A on September 30, 1993. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, as amended, filed as
         Exhibit 2 to this Post-Effective Amendment No. 19; and by the following undertaking set forth in the rules promulgated by the Securities and Exchange commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Reference is also made to the Distribution Agreement filed as Exhibit
         (6) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on May 29, 2001.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
-------  ----------------------------------------------------

          The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals





ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)
----------------------------------------------------------------------------------

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,      11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director, Vice Chairman,
and Chief Investment Officer

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of             12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chariman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                     10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                    12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
  STEVEN G. ELLIOTT                Wilmington, DE 19808
  Director
  (Contd.)                         Allomon Corporation                   Director                     12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                    12/87 - Present
                                   Corporation #5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc.+               Director                       1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                     12/94 - Present
Vice Chairman
                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation+         Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities, Inc.                  President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc.*             Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - Present
                                   2875 Northeast 191st Street,          Director                      4/97 - Present
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                     10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee           8/98 - Present

                                   Mellon Bank, N.A.+                    Exec. Management Group        8/01 - Present
                                                                         Exec. Vice President          2/99 - 9/01

                                   Mellon Trust of New York National     Chairman                      4/98 - Present
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - Present
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street           Director                     11/98 - Present
                                   North Miami, FL 33180

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N.A.+                    Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                12/96 - Present


MICHAEL G. MILLARD                 Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
Director and President                                                   Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

MICHAEL G. MILLARD                 Founders Asset Management             Director, Board of Managers   5/01 - Present
Director and President             LLC****
(Contd.)
                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director
                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company*                              Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee          10/98 - Present
                                   London, England                       Member
                                                                         Director                     10/98 - Present

                                   Mellon Global Investments             Non-Resident Director        11/98 - Present
                                   Japan Co.
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                     10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.++          Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01


J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   Boston Safe Advisors, Inc.++          Director                     10/01 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - 1/02
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                     10/98 - Present

                                   Mellon Residential Funding Corp.+     Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

J. DAVID OFFICER                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present
Vice Chairman
and Director                       The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
(Contd.)                                                                 Director                      7/96 - Present

                                   RECO, Inc.*                           President                    11/96 - Present
                                                                         Director                     11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1ST Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                     12/97 - Present

                                   Dreyfus Financial Services Corp.+     Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                    12/98 - Present
Director                           LLC****                               Chief Executive Officer      12/98 - Present


DIANE P. DURNIN                    None
Executive Vice President -
Product Development

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                    10/98 - Present
                                                                         Director                      3/96 - Present
PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Boston Safe Advisors, Inc.++          Chief Financial Officer      10/01 - Present
                                                                         and Director

                                   Dreyfus Service Corporation++         Chief Financial Officer      12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                    10/98 - Present

                                   Dreyfus Investment                    Treasurer                    10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President               10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, De 19808

                                   The TruePenny Corporation++           Vice President               10/98 - Present

                                   The Trotwood Corporation++            Vice President               10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President               10/98 - Present

                                   Trotwood Hunters Site A Corp.++       Vice President               10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++

MARY BETH LEIBIG                   None
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President - Tax         10/96 - Present
Vice President - Tax

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax         10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax         10/96 - Present
                                   Inc.++

WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary

                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++




*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.





Item 27.   Principal Underwriters
________   ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)      CitizensSelect Funds
2)      Dreyfus A Bonds Plus, Inc.
3)      Dreyfus Appreciation Fund, Inc.
4)      Dreyfus Balanced Fund, Inc.
5)      Dreyfus BASIC Money Market Fund, Inc.
6)      Dreyfus BASIC Municipal Fund, Inc.
7)      Dreyfus BASIC U.S. Mortgage Securities Fund
8)      Dreyfus BASIC U.S. Government Money Market Fund
9)      Dreyfus California Intermediate Municipal Bond Fund
10)     Dreyfus California Tax Exempt Bond Fund, Inc.
11)     Dreyfus California Tax Exempt Money Market Fund
12)     Dreyfus Cash Management
13)     Dreyfus Cash Management Plus, Inc.
14)     Dreyfus Connecticut Intermediate Municipal Bond Fund
15)     Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)     Dreyfus Florida Intermediate Municipal Bond Fund
17)     Dreyfus Florida Municipal Money Market Fund
18)     Dreyfus Founders Funds, Inc.
19)     The Dreyfus Fund Incorporated
20)     Dreyfus GNMA Fund, Inc.
21)     Dreyfus Government Cash Management Funds
22)     Dreyfus Growth and Income Fund, Inc.
23)     Dreyfus Growth and Value Funds, Inc.
24)     Dreyfus Growth Opportunity Fund, Inc.
25)     Dreyfus Premier Fixed Income Funds
26)     Dreyfus Index Funds, Inc.
27)     Dreyfus Institutional Money Market Fund
28)     Dreyfus Institutional Preferred Money Market Funds
29)     Dreyfus Insured Municipal Bond Fund, Inc.
30)     Dreyfus Intermediate Municipal Bond Fund, Inc.
31)     Dreyfus International Funds, Inc.
32)     Dreyfus Investment Grade Bond Funds, Inc.
33)     Dreyfus Investment Portfolios
34)     The Dreyfus/Laurel Funds, Inc.
35)     The Dreyfus/Laurel Funds Trust
36)     The Dreyfus/Laurel Tax-Free Municipal Funds
37)     Dreyfus LifeTime Portfolios, Inc.
38)     Dreyfus Liquid Assets, Inc.
39)     Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)     Dreyfus Massachusetts Municipal Money Market Fund
41)     Dreyfus Massachusetts Tax Exempt Bond Fund
42)     Dreyfus MidCap Index Fund
43)     Dreyfus Money Market Instruments, Inc.
44)     Dreyfus Municipal Bond Fund, Inc.
45)     Dreyfus Municipal Cash Management Plus
46)     Dreyfus Municipal Money Market Fund, Inc.
47)     Dreyfus New Jersey Intermediate Municipal Bond Fund
48)     Dreyfus New Jersey Municipal Bond Fund, Inc.
49)     Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)     Dreyfus New Leaders Fund, Inc.
51)     Dreyfus New York Municipal Cash Management
52)     Dreyfus New York Tax Exempt Bond Fund, Inc.
53)     Dreyfus New York Tax Exempt Intermediate Bond Fund
54)     Dreyfus New York Tax Exempt Money Market Fund
55)     Dreyfus U.S. Treasury Intermediate Term Fund
56)     Dreyfus U.S. Treasury Long Term Fund
57)     Dreyfus 100% U.S. Treasury Money Market Fund
58)     Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)     Dreyfus Pennsylvania Municipal Money Market Fund
60)     Dreyfus Premier California Municipal Bond Fund
61)     Dreyfus Premier Equity Funds, Inc.
62)     Dreyfus Premier International Funds, Inc.
63)     Dreyfus Premier GNMA Fund
64)     Dreyfus Premier Opportunity Funds
65)     Dreyfus Premier Worldwide Growth Fund, Inc.
66)     Dreyfus Premier Municipal Bond Fund
67)     Dreyfus Premier New York Municipal Bond Fund
68)     Dreyfus Premier State Municipal Bond Fund
69)     Dreyfus Premier Value Equity Funds
70)     Dreyfus Short-Intermediate Government Fund
71)     Dreyfus Short-Intermediate Municipal Bond Fund
72)     The Dreyfus Socially Responsible Growth Fund, Inc.
73)     Dreyfus Stock Index Fund
74)     The Dreyfus Premier Third Century Fund, Inc.
75)     Dreyfus Treasury Cash Management
76)     Dreyfus Treasury Prime Cash Management
77)     Dreyfus Variable Investment Fund
78)     Dreyfus Worldwide Dollar Money Market Fund, Inc.
79)     General California Municipal Bond Fund, Inc.
80)     General California Municipal Money Market Fund
81)     General Government Securities Money Market Funds, Inc.
82)     General Money Market Fund, Inc.
83)     General Municipal Bond Fund, Inc.
84)     General Municipal Money Market Funds, Inc.
85)     General New York Municipal Bond Fund, Inc.
86)     General New York Municipal Money Market Fund
87)     MPAM Funds Trust


(b)

                                                                                                 Positions and
Name and principal                                                                               Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------


Michael Millard **                    Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
Thomas E. Winnick *                   Director                                                   None
Charles Cardona *                     Executive Vice President and Director                      Executive Vice President
Anthony DeVivio **                    Executive Vice President and Director                      None
Jude C. Metcalfe **                   Executive Vice President                                   None
Irene Papadoulis **                   Director                                                   None
Noreen Ross*                          Executive Vice President                                   None
David K. Mossman **                   Executive Vice President                                   None
Prasanna Dhore*                       Executive Vice President                                   None
William H. Maresca *                  Chief Financial Officer and Director                       None
James Book ***                        Senior Vice President                                      None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      None
Joseph Ecks +                         Senior Vice President                                      None
Lawrence S. Kash *                    Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
John Geli **                          Vice President                                             None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                None
Janice Hayles *                       Vice President                                             None
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
B.J. Ralston **                       Vice President                                             None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim                           Assistant Secretary                                        None


*    Principal business address is 200 Park Avenue, New York, NY 10166.
**   Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***  Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
+    Principal business address is One Boston Place, Boston, MA 02108.


Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Bank of New York
                      100 Church Street
                      New York, New York 10286

               2.     Dreyfus Transfer, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None




                                   SIGNATURES
                               -------------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of May, 2002.

                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                            BY: /s/Stephen E. Canter

                    ---------------------------------
                    Stephen E. Canter, PRESIDENT

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                    Title                               Date

--------------------------    -------------------------------   ---------

/s/ Stephen E. Canter *       President (Principal Executive    5/29/02
--------------------------    Officer)
Stephen E. Canter

/s/James Windels*             Treasurer (Principal              5/29/02
--------------------------    Financial and Accounting
James Windels                 Officer)

/s/Joseph S. DiMartino*       Trustee                           5/29/02
--------------------------
Joseph S. DiMartino

/s/David W. Burke*            Trustee                           5/29/02
--------------------------
David W. Burke

/s/Isabel P. Dunst*           Trustee                           5/29/02
--------------------------
Isabel P. Dunst

/s/Lyle E. Gramley*           Trustee                           5/29/02
--------------------------
Lyle E. Gramley

/s/Warren B. Rudman*          Trustee                           5/29/02
--------------------------
Warren B. Rudman

*BY:

          /s/John B. Hammalian*
          --------------------------
          John B. Hammalian,
          Attorney-in-Fact



                        EXHIBIT INDEX

ITEM NO. 23                    DOCUMENT

(j)                            Consent of Independent Auditors

Other                          Power of Attorney